UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06367
Gabelli Equity Series Funds, Inc.
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: September 30
Date of reporting period: March 31, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
The Gabelli Small Cap Growth Fund
Semi-Annual Report (a) — March 31, 2010

Morningstar® rated The Gabelli Small Cap Growth Fund Class AAA Shares 5 stars overall and 5 stars for the three and five year periods and 4 stars for the ten year period ended
March 31, 2010 among 563, 563, 476, and 244 Small Blend funds, respectively.

Mario Gabelli, CFA
To Our Shareholders,
     For the quarter ended March 31, 2010, the net asset value (“NAV”) per share of The Gabelli Small Cap Growth Fund’s (the “Fund”) Class AAA Shares rose 7.63% versus increases in the Russell 2000 Index of 8.85% and the Value Line Composite Index of 8.28%.
Comparative Results
Average Annual Returns through March 31, 2010 (a)(b) (Unaudited)

													Since
													Inception
	Quarter		1 Year		3 Year		5 Year		10 Year		15 Year		(10/22/91)
Gabelli Small Cap Growth Fund Class AAA	7.63%		56.55%		(0.27)%		5.86%		8.78%		11.16%		12.83%
Russell 2000 Index	8.85		62.76		(3.99)		3.36		3.68		8.02		8.94
Class A	7.59		56.41		(0.27)		5.85		8.78		11.16		12.83
	1.40	(c)	47.41	(c)	(2.22	)(c)	4.60	(c)	8.13	(c)	10.72	(c)	12.47 (c)
Class B	7.41		55.23		(1.03)		5.06		8.27		10.82		12.54
	2.41	(d)	50.23	(d)	(2.03	)(d)	4.73	(d)	8.27		10.82		12.54
Class C	7.40		55.34		(0.99)		5.08		8.28		10.82		12.55
	6.40	(e)	54.34	(e)	(0.99)		5.08		8.28		10.82		12.55
Class I	7.66		56.91		(0.09)		5.98		8.84		11.20		12.86
In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.48%, 1.48%, 2.23%, 2.23%, and 1.23%, respectively. Class AAA and I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	The Fund’s fiscal year ends September 30.

(b)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

The Class AAA Share NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance for the Class B Shares and Class C Shares would have been lower and Class I Shares would have been higher due to the differences in expenses associated with these classes of shares. Investing in small capitalization securities involves special risks because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. The Russell 2000 Index of small U.S. companies is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(c)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, one year, three year, and five year periods of 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(e)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2009 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The Gabelli Small Cap Growth Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from October 1, 2009 through March 31, 2010	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	10/01/09	3/31/10	Ratio	Period*
The Gabelli Small Cap Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$1,109.60	1.39%	$7.31
Class A	$1,000.00	$1,109.30	1.39%	$7.31
Class B	$1,000.00	$1,104.70	2.14%	$11.23
Class C	$1,000.00	$1,105.50	2.14%	$11.23
Class I	$1,000.00	$1,110.70	1.14%	$6.00

Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.00	1.39%	$6.99
Class A	$1,000.00	$1,018.00	1.39%	$6.99
Class B	$1,000.00	$1,014.26	2.14%	$10.75
Class C	$1,000.00	$1,014.26	2.14%	$10.75
Class I	$1,000.00	$1,019.25	1.14%	$5.74

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of total net assets as of March 31, 2010:
The Gabelli Small Cap Growth Fund

U.S. Government Obligations	14.2%
Equipment and Supplies	8.5%
Health Care	7.4%
Diversified Industrial	7.2%
Food and Beverage	6.6%
Energy and Utilities	5.9%
Financial Services	5.4%
Automotive: Parts and Accessories	5.1%
Specialty Chemicals	4.8%
Business Services	4.0%
Retail	3.9%
Aviation: Parts and Services	3.5%
Hotels and Gaming	2.4%
Consumer Products	2.0%
Electronics	1.6%
Consumer Services	1.6%
Cable	1.5%
Telecommunications	1.4%
Entertainment	1.3%
Publishing	1.2%
Machinery	1.2%
Real Estate	1.1%
Wireless Communications	1.0%
Computer Software and Services	1.0%
Communications Equipment	0.9%
Closed-End Funds	0.8%
Environmental Services	0.6%
Transportation	0.6%
Aerospace	0.6%
Broadcasting	0.6%
Educational Services	0.5%
Metals and Mining	0.4%
Manufactured Housing and Recreational Vehicles	0.4%
Building and Construction	0.3%
Automotive	0.3%
Home Furnishings	0.1%
Paper and Forest Products	0.1%
Closed-End Business Development Company	0.1%
Agriculture	0.0%
Other Assets and Liabilities (Net)	(0.1)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended December 31, 2009. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Small Cap Growth Fund
Schedule of Investments — March 31, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 85.7%
	Aerospace — 0.6%
260,000	Herley Industries Inc.†	$3,915,439	$3,811,600
105,000	Rockwell Automation Inc.	2,969,101	5,917,800

		6,884,540	9,729,400

	Agriculture — 0.0%
12,000	Cadiz Inc.†	93,950	153,240
3,500	The Mosaic Co.	74,541	212,695

		168,491	365,935

	Automotive — 0.3%
85,000	Navistar International Corp.†	2,534,477	3,802,050
10,000	PACCAR Inc.	373,100	433,400

		2,907,577	4,235,450

	Automotive: Parts and Accessories — 5.0%
155,000	BorgWarner Inc.†	1,761,849	5,917,900
74,022	China Automotive Systems Inc.†	378,522	1,710,648
790,000	Dana Holding Corp.†	4,335,733	9,385,200
320,000	Federal-Mogul Corp.†	4,444,546	5,875,200
355,000	Midas Inc.†	4,930,309	4,004,400
355,000	Modine Manufacturing Co.†	4,966,296	3,990,200
15,000	Monro Muffler Brake Inc.	152,114	536,400
530,200	O’Reilly Automotive Inc.†	13,956,950	22,114,642
27,300	Puradyn Filter Technologies Inc.†	8,711	5,460
140,000	SORL Auto Parts Inc.†	751,204	1,293,600
80,375	Spartan Motors Inc.	388,580	450,100
350,800	Standard Motor Products Inc.†	3,885,870	3,479,936
178,200	Strattec Security Corp.†	3,570,107	3,621,024
255,000	Superior Industries International Inc.	3,973,440	4,100,400
520,500	Tenneco Inc.†	5,193,310	12,309,825
320,000	The Pep Boys — Manny, Moe & Jack	3,758,524	3,216,000
27,000	Thor Industries Inc.	250,194	815,670
46,000	Wonder Auto Technology Inc.†	299,248	486,680

		57,005,507	83,313,285

	Aviation: Parts and Services — 3.5%
25,000	AAR Corp.†	302,990	620,500
10,000	Astronics Corp.†	39,192	98,100
2,500	Astronics Corp., Cl. B†	9,798	25,000
12,000	Barnes Group Inc.	98,769	233,400
4,150,000	BBA Aviation plc	10,568,213	12,261,452
420,000	Curtiss-Wright Corp.	11,582,376	14,616,000
7,500	Ducommun Inc.	80,125	157,575
25,000	Embraer-Empresa Brasileira de Aeronautica SA, ADR	430,623	599,000
22,000	Gamesa Corporacion Tecnologica SA	134,728	301,602
920,000	GenCorp Inc.†	6,117,721	5,299,200
665,800	Kaman Corp.	9,883,870	16,651,658
90,000	Moog Inc., Cl. A†	732,784	3,187,800
16,100	Moog Inc., Cl. B†	464,818	571,550
73,000	Woodward Governor Co.	1,015,537	2,334,540

		41,461,544	56,957,377

	Broadcasting — 0.6%
330,000	Acme Communications Inc.†	907,305	198,000
119,600	Beasley Broadcast Group Inc., Cl. A†	768,786	496,340
23,000	Cogeco Inc.	584,455	762,024
305,000	Crown Media Holdings Inc., Cl. A†	1,813,609	585,600
3,333	CTN Media Group Inc.† (a)	16,800	0
2,433	Granite Broadcasting Corp.†	822,771	2
300,000	Gray Television Inc.†	1,025,704	690,000
16,000	Gray Television Inc., Cl. A†	42,772	39,200
100,000	Liberty Media Corp. — Capital, Cl. A†	2,042,651	3,637,000
505,000	Salem Communications Corp., Cl. A†	2,107,130	1,807,900
200,000	Sinclair Broadcast Group Inc., Cl. A†	1,685,453	1,016,000
450,000	Sirius XM Radio Inc.†	230,879	391,725

		12,048,315	9,623,791

	Building and Construction — 0.3%
33,000	Insituform Technologies Inc., Cl. A†	622,647	878,130
170,000	Layne Christensen Co.†	4,628,745	4,540,700

		5,251,392	5,418,830

	Business Services — 3.9%
47,500	AboveNet Inc.†	1,955,534	2,409,675
33,000	ACCO Brands Corp.†	329,387	252,780
410,000	AMICAS Inc.†	1,323,855	2,468,200
110,000	Ascent Media Corp., Cl. A†	2,727,937	2,997,500
160,000	Bowne & Co. Inc.	1,224,456	1,785,600
130,000	BPW Acquisition Corp.†	1,281,429	1,618,500
350,000	Clear Channel Outdoor Holdings Inc., Cl. A†	3,090,064	3,713,500
361,100	Diebold Inc.	12,430,893	11,468,536
470,000	Edgewater Technology Inc.†	2,467,987	1,504,000
360,000	Furmanite Corp.†	1,390,213	1,868,400
119,931	GP Strategies Corp.†	992,735	1,002,623
35,589	GSE Systems Inc.†	138,667	192,536
60,000	Interactive Data Corp.	534,171	1,920,000
See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

Shares/			Market
Units		Cost	Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
445,000	Intermec Inc.†	$8,238,183	$6,310,100
23,000	Lamar Advertising Co., Cl. A†	163,537	790,050
14,000	Landauer Inc.	290,749	913,080
82,200	Macquarie Infrastucture Co. LLC†	1,097,689	1,136,004
4,000	MDC Partners Inc., Cl. A	12,360	41,400
10,000	Riskmetrics Group Inc.†	217,642	226,100
65,000	Sohgo Security Services Co. Ltd.	829,111	752,968
120,002	Stamps.com Inc.†	1,023,300	1,212,020
60,000	The Brink’s Co.	1,403,699	1,693,800
2,000,000	The Interpublic Group of Companies Inc.†	14,127,767	16,640,000
162,000	Trans-Lux Corp.† (b)	1,057,153	137,700
36,050	TransAct Technologies Inc.†	181,017	262,444
60,000	United Rentals Inc.†	380,572	562,800
125,000	ValueClick Inc.†	1,957,308	1,267,500

		60,867,415	65,147,816

	Cable — 1.5%
230,000	Adelphia Communications Corp., Cl. A† (a)	29,650	0
230,000	Adelphia Communications Corp., Cl. A, Escrow† (a)	0	0
230,000	Adelphia Recovery Trust†	0	2,760
500,000	Cablevision Systems Corp., Cl. A	157,656	12,070,000
8,000	Cogeco Cable Inc.	270,188	325,151
245,000	DIRECTV, Cl. A†	6,098,022	8,283,450
30,000	EchoStar Corp., Cl. A†	583,270	608,400
9,329	Liberty Global Inc., Cl. A†	249,972	272,033
9,329	Liberty Global Inc., Cl. C†	240,169	269,515
480,000	LIN TV Corp., Cl. A†	3,415,301	2,760,000
33,000	Outdoor Channel Holdings Inc.†	271,136	217,470

		11,315,364	24,808,779

	Closed-End Business Development Company — 0.1%
98,000	MVC Capital Inc.	1,079,182	1,329,860

	Closed-End Funds — 0.8%
730,072	KKR & Company (Guernsey) LP	5,225,267	8,395,828
98,000	The Central Europe and Russia Fund Inc.	2,838,336	3,509,380
38,225	The European Equity Fund Inc.	395,416	251,903
11,000	The Ibero-America Fund Inc.	103,029	71,500
54,738	The New Germany Fund Inc.	644,127	691,341

		9,206,175	12,919,952

	Communications Equipment — 0.9%
160,000	Communications Systems Inc.	1,147,120	2,068,800
80,000	Sycamore Networks Inc.	1,773,298	1,608,800
275,000	Thomas & Betts Corp.†	5,127,066	10,791,000

		8,047,484	14,468,600

	Computer Software and Services — 1.0%
36,000	Emulex Corp.†	336,483	478,080
95,000	FalconStor Software Inc.†	677,557	330,600
344,147	Global Sources Ltd.†	2,726,746	2,240,397
6,000	KIT Digital Inc.†	68,146	77,280
45,000	Mentor Graphics Corp.†	569,134	360,900
20,187	MKS Instruments Inc.†	367,981	395,463
455,000	NCR Corp.†	5,164,296	6,279,000
800,000	StorageNetworks Inc., Escrow† (a)	0	78,560
295,000	Tyler Technologies Inc.†	1,164,997	5,528,300

		11,075,340	15,768,580

	Consumer Products — 2.0%
150,000	1-800-FLOWERS.COM Inc., Cl. A†	882,563	376,500
14,750	Adams Golf Inc.†	110,074	48,232
68,400	Alberto-Culver Co.	1,678,653	1,788,660
33,500	Chofu Seisakusho Co. Ltd.	484,644	782,945
30,000	Church & Dwight Co. Inc.	303,670	2,008,500
610,000	Coachmen Industries Inc.†	1,463,378	841,800
750,000	Eastman Kodak Co.†	3,984,897	4,342,500
2,000	Harley-Davidson Inc.	4,713	56,140
340,000	Marine Products Corp.†	444,606	2,040,000
26,000	National Presto Industries Inc.	799,305	3,091,660
439,196	Sally Beauty Holdings Inc.†	2,900,631	3,917,628
745,000	Schiff Nutrition International Inc.	2,083,003	6,094,100
3,070	Steven Madden Ltd.†	37,266	149,816
150,000	Stewart Enterprises Inc., Cl. A	793,109	937,500
150,000	Swedish Match AB	2,992,162	3,585,575
87,425	Syratech Corp.†	17,426	26
16,000	The Scotts Miracle-Gro Co., Cl. A	320,814	741,600
22,000	WD-40 Co.	606,916	722,260
70,000	Wolverine World Wide Inc.	713,205	2,041,200

		20,621,035	33,566,642

	Consumer Services — 1.6%
52,000	Bowlin Travel Centers Inc.†	52,442	59,800
60,000	Brink’s Home Security Holdings Inc.†	1,796,804	2,553,000
2,750	Collectors Universe Inc.	8,720	31,075
20,000	IAC/InterActiveCorp.†	221,743	454,800
See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Consumer Services (Continued)
17,500	KAR Auction Services Inc.†	$248,730	$263,550
170,000	Martha Stewart Living Omnimedia Inc., Cl. A†	1,223,401	948,600
400,000	Rollins Inc.	2,281,581	8,672,000
120,000	SearchMedia Holdings Ltd.†	706,211	565,200
700,000	TiVo Inc.†	7,616,944	11,984,000

		14,156,576	25,532,025

	Diversified Industrial — 7.2%
15,000	A.O. Smith Corp., Cl. A	336,569	788,550
27,000	Acuity Brands Inc.	260,021	1,139,670
30,000	Albany International Corp., Cl. A	574,964	645,900
138,000	Ampco-Pittsburgh Corp.	1,887,100	3,425,160
6,000	Anixter International Inc.†	57,120	281,100
404,000	Baldor Electric Co.	10,101,161	15,109,600
195,600	Brush Engineered Materials Inc.†	3,880,679	4,414,692
340,000	Crane Co.	6,731,826	12,070,000
350,000	Delta plc	940,589	1,010,463
3,000	ESCO Technologies Inc.	49,914	95,430
18,640	Foster Wheeler AG†	36,171	505,890
14,000	Gardner Denver Inc.	157,253	616,560
119,700	Greif Inc., Cl. A	1,328,179	6,573,924
81,900	Greif Inc., Cl. B	3,526,126	4,244,877
1,080,000	Griffon Corp.†	12,167,454	13,456,800
150,000	Hawk Corp., Cl. A†	2,273,284	2,925,000
140,000	Jardine Strategic Holdings Ltd.	2,372,378	2,693,600
417,000	Katy Industries Inc.†	915,518	729,750
71,000	Lindsay Corp.	1,508,357	2,940,110
580,000	Magnetek Inc.†	2,159,539	974,400
32,000	Matthews International Corp., Cl. A	748,294	1,136,000
297,600	Myers Industries Inc.	2,730,658	3,118,848
572,000	National Patent Development Corp.† (c)	1,176,798	800,800
130,300	Oil-Dri Corp. of America	1,331,470	2,518,699
91,500	Olin Corp.	1,692,474	1,795,230
245,000	Park-Ohio Holdings Corp.†	1,485,571	2,153,550
88,000	Precision Castparts Corp.	1,768,194	11,150,480
32,000	Roper Industries Inc.	620,029	1,850,880
50,000	Sonoco Products Co.	1,435,393	1,539,500
72,000	Standex International Corp.	1,396,727	1,855,440
212,000	Tech/Ops Sevcon Inc.†	1,291,002	1,068,480
101,000	Terex Corp.†	2,075,848	2,293,710
387,000	Textron Inc.	2,408,058	8,216,010
195,000	Tredegar Corp.	2,908,161	3,330,600
304,500	WHX Corp.†	2,495,845	736,890

		76,828,724	118,206,593

	Educational Services — 0.5%
54,000	Career Education Corp.†	996,417	1,708,560
140,000	Corinthian Colleges Inc.†	1,095,854	2,462,600
204,000	Universal Technical Institute Inc.†	3,595,201	4,655,280

		5,687,472	8,826,440

	Electronics — 1.6%
50,000	Badger Meter Inc.	1,202,451	1,925,500
189,900	Bel Fuse Inc., Cl. A	4,707,231	3,516,948
406,000	CTS Corp.	3,830,748	3,824,520
73,000	Cypress Semiconductor Corp.†	354,472	839,500
10,000	Greatbatch Inc.†	176,669	211,900
20,000	IMAX Corp.†	158,565	359,800
27,500	Keithley Instruments Inc.	196,421	181,500
355,000	KEMET Corp.†	1,389,470	497,000
90,000	Methode Electronics Inc.	768,649	891,000
295,000	Park Electrochemical Corp.	6,912,788	8,478,300
185,000	Stoneridge Inc.†	1,526,218	1,829,650
350,000	Trident Microsystems Inc.†	1,469,567	609,000
260,000	Zoran Corp.†	2,580,598	2,797,600
50,000	Zygo Corp.†	358,252	461,500

		25,632,099	26,423,718

	Energy and Utilities — 5.9%
20,000	A123 Systems Inc.†	270,000	274,800
350,000	Black Hills Corp.	8,789,516	10,622,500
110,000	Callon Petroleum Co.†	782,379	589,600
35,000	Central Vermont Public Service Corp.	662,378	705,950
77,200	CH Energy Group Inc.	3,170,636	3,152,848
37,000	Chesapeake Utilities Corp.	973,007	1,102,600
50,000	CMS Energy Corp.	273,275	773,000
23,000	Connecticut Water Service Inc.	464,832	535,210
7,000	Consolidated Water Co. Ltd.	131,548	95,060
150,000	Covanta Holding Corp.†	644,530	2,499,000
411,000	El Paso Electric Co.†	5,952,534	8,466,600
20,000	Ener1 Inc.†	139,473	94,600
30,000	Energy Recovery Inc.†	181,419	189,000
220,000	Great Plains Energy Inc.	4,699,894	4,085,400
70,000	Key Energy Services Inc.†	597,194	668,500
33,000	Maine & Maritimes Corp.	1,181,329	1,448,700
45,000	Middlesex Water Co.	773,022	767,250
24,800	NorthWestern Corp.	620,470	664,888
33,000	Oceaneering International Inc.†	1,043,012	2,095,170
100,000	Otter Tail Corp.	2,294,185	2,196,000
160,000	Pennichuck Corp.	3,697,727	3,761,600
1,155,000	PNM Resources Inc.	12,513,738	14,472,150
130,000	Rowan Companies Inc.†	2,743,649	3,784,300
1,116,300	RPC Inc.	2,405,725	12,424,419
See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
120,000	SJW Corp.	$2,157,310	$3,050,400
300,000	Southern Union Co.	5,117,716	7,611,000
160,000	Southwest Gas Corp.	3,242,972	4,787,200
45,000	Tesoro Corp.	455,817	625,500
45,000	The York Water Co.	629,880	618,750
25,000	Union Drilling Inc.†	198,390	154,000
10,000	Vestas Wind Systems A/S†	89,988	543,380
220,000	Westar Energy Inc.	3,940,950	4,906,000

		70,838,495	97,765,375

	Entertainment — 1.3%
90,000	Carmike Cinemas Inc.†	698,637	1,248,300
6,048	Chestnut Hill Ventures† (a)	164,590	203,984
50,000	Discovery Communications Inc., Cl. A†	775,019	1,689,500
35,000	Discovery Communications Inc., Cl. C†	508,241	1,029,350
290,000	Dover Motorsports Inc.	1,288,215	597,400
220,000	Fisher Communications Inc.†	8,129,276	3,102,000
16,000	International Speedway Corp., Cl. A	515,479	412,320
3,500	International Speedway Corp., Cl. B	70,020	91,875
245,000	Madison Square Garden Inc., Cl. A†	2,482,491	5,323,850
12,000	Rovi Corp.†	170,846	445,560
390,000	Take-Two Interactive Software Inc.†	6,974,927	3,841,500
220,000	Universal Entertainment Corp.	3,440,797	3,200,342
50,000	World Wrestling Entertainment Inc., Cl. A	559,079	865,000

		25,777,617	22,050,981

	Environmental Services — 0.6%
1,500	Renegy Holdings Inc.†	539	900
360,000	Republic Services Inc.	4,605,576	10,447,200

		4,606,115	10,448,100

	Equipment and Supplies — 8.5%
247,000	AMETEK Inc.	990,231	10,240,620
5,000	AZZ Inc.	154,353	169,250
490,000	Baldwin Technology Co. Inc., CL. A†	1,479,241	588,000
25,000	Belden Inc.	286,590	686,500
50,000	Capstone Turbine Corp.†	103,400	63,500
398,500	CIRCOR International Inc.	9,185,399	13,234,185
350,000	CLARCOR Inc.	2,134,557	12,071,500
330,000	Core Molding Technologies Inc.†	654,777	1,122,000
168,000	Crown Holdings Inc.†	678,985	4,529,280
2,000	Danaher Corp.	34,106	159,820
90,000	Donaldson Co. Inc.	1,558,860	4,060,800
90,000	Entegris Inc.†	708,039	453,600
40,000	Fedders Corp.† (a)	10,068	0
115,000	Federal Signal Corp.	797,428	1,036,150
132,000	Flowserve Corp.	4,192,107	14,555,640
160,000	Franklin Electric Co. Inc.	1,496,658	4,798,400
200,000	Gerber Scientific Inc.†	1,623,389	1,242,000
144,100	Graco Inc.	2,379,526	4,611,200
1,005,000	GrafTech International Ltd.†	12,075,029	13,738,350
100,000	IDEX Corp.	765,938	3,310,000
254,800	Interpump Group SpA†	1,141,498	1,257,859
3,300	Itron Inc.†	199,464	239,481
4,000	Jarden Corp.	11,351	133,160
9,500	K-Tron International Inc.†	124,799	1,424,715
140,300	L.S. Starrett Co., Cl. A	1,803,534	1,452,105
40,000	Littelfuse Inc.†	758,367	1,520,400
115,000	Lufkin Industries Inc.	1,483,227	9,102,250
55,000	Maezawa Kyuso Industries Co. Ltd.	359,609	751,257
80,000	Met-Pro Corp.	672,026	784,000
25,000	Mueller Industries Inc.	759,252	669,750
12,000	Plantronics Inc.	275,609	375,360
2,000	Regal-Beloit Corp.	59,351	118,820
130,000	Robbins & Myers Inc.	1,826,625	3,096,600
140,000	SL Industries Inc.†	1,559,126	1,267,000
5,000	Teleflex Inc.	76,167	320,350
295,000	Tennant Co.	5,954,311	8,080,050
345,000	The Gorman-Rupp Co.	6,758,535	8,776,800
85,000	The Greenbrier Cos. Inc.†	833,816	935,850
100,000	The Manitowoc Co. Inc.	666,995	1,300,000
23,000	The Middleby Corp.†	791,308	1,324,570
8,000	Valmont Industries Inc.	176,298	662,640
95,000	Vicor Corp.†	1,019,132	1,311,950
7,875	Watsco Inc., Cl. B	23,627	452,812
153,000	Watts Water Technologies Inc., Cl. A	3,377,189	4,752,180

		72,019,897	140,780,754

	Financial Services — 5.4%
10,408	Alleghany Corp.†	1,758,131	3,026,669
25,287	Argo Group International Holdings Ltd.	844,293	824,103
395,000	Artio Global Investors Inc.	10,247,310	9,772,300
10,121	BCB Holdings Ltd.†	23,159	16,510
120,000	BKF Capital Group Inc.†	733,338	118,200
670,000	CNA Surety Corp.†	8,521,898	11,919,300
22,000	Crazy Woman Creek Bancorp Inc.	343,564	308,000
150,000	Discover Financial Services	2,578,605	2,235,000
26,000	Duff & Phelps Corp., Cl. A	420,401	435,240
See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
50,000	Epoch Holding Corp.	$185,989	$564,500
8,225	Fidelity Southern Corp.†	53,137	46,965
190,000	Flushing Financial Corp.	3,048,480	2,405,400
550,000	GAM Holding Ltd.	6,990,462	6,755,027
20,000	Hudson Valley Holding Corp.	454,545	484,000
434,000	Janus Capital Group Inc.	3,802,898	6,201,860
20,000	JPMorgan Chase & Co.	529,472	895,000
36,000	KBW Inc.†	1,023,497	968,400
150,000	Legg Mason Inc.	2,845,573	4,300,500
3,000	Leucadia National Corp.†	24,354	74,430
10,000	Morningstar Inc.†	439,616	480,900
285,000	Nara Bancorp Inc.†	3,333,317	2,496,600
3,000	NetBank Inc.† (a)	6,056	15
145,000	NewAlliance Bancshares Inc.	2,015,947	1,829,900
235,000	Och-Ziff Capital Management Group LLC, Cl. A	1,738,730	3,760,000
10,000	PrivateBancorp Inc.	240,512	137,000
200,000	Sterling Bancorp	3,163,359	2,010,000
270,000	SWS Group Inc.	4,537,178	3,113,100
10,000	T. Rowe Price Group Inc.	270,786	549,300
11,033	Tree.com Inc.†	78,880	100,952
4,800	Value Line Inc.	194,670	110,832
450,000	Waddell & Reed Financial Inc., Cl. A	9,026,154	16,218,000
142,000	Wilmington Trust Corp.	4,115,161	2,352,940
100,000	Zenith National Insurance Corp.	3,815,100	3,832,000

		77,404,572	88,342,943

	Food and Beverage — 6.6%
230,000	American Dairy Inc.†	5,714,774	4,404,500
47,000	Boston Beer Co. Inc., Cl. A†	883,432	2,456,220
38,100	Brown-Forman Corp., Cl. A	1,115,861	2,392,680
6,250	Brown-Forman Corp., Cl. B	174,280	371,563
200,000	Bull-Dog Sauce Co. Ltd.	444,295	434,271
1,300,000	China Tontine Wines Group Ltd.†	296,544	293,010
850,000	CoolBrands International Inc.†	665,090	995,914
359,000	Corn Products International Inc.	8,219,822	12,442,940
370,000	Davide Campari - Milano SpA	3,553,836	3,955,469
230,000	Dean Foods Co.†	4,478,549	3,608,700
140,000	Del Monte Foods Co.	1,307,298	2,044,000
190,000	Denny’s Corp.†	469,690	729,600
1,000	Diamond Foods Inc.	20,567	42,040
320,000	Dr. Pepper Snapple Group Inc.	6,454,300	11,254,400
2,000,000	Dynasty Fine Wines Group Ltd.	579,874	649,129
27,000	Farmer Brothers Co.	424,408	505,980
290,000	Flowers Foods Inc.	1,702,131	7,174,600
500	Genesee Corp., Cl. A† (a)	0	0
21,500	Genesee Corp., Cl. B† (a)	15,393	0
700,000	Grupo Continental SAB de CV	1,156,476	2,111,819
160,000	ITO EN Ltd.	3,301,726	2,476,415
25,000	J & J Snack Foods Corp.	577,813	1,086,750
725,000	Kikkoman Corp.	7,279,822	8,483,795
201,100	Lifeway Foods Inc.†	2,016,484	2,387,057
3,000	MEIJI Holdings Co. Ltd.	117,526	116,483
70,000	MGP Ingredients Inc.†	331,262	537,600
300,000	Morinaga Milk Industry Co. Ltd.	1,174,783	1,180,875
80,000	NISSIN FOODS HOLDINGS CO. LTD.	2,736,111	2,691,197
4,000	Omni Nutraceuticals Inc.† (a)	13,563	0
2,200,000	Parmalat SpA	6,348,072	6,024,609
24,000	PepsiCo Inc.	1,493,808	1,587,840
50,000	Ralcorp Holdings Inc.†	892,806	3,389,000
162,000	Rock Field Co. Ltd.	2,539,700	2,365,280
71,000	Smart Balance Inc.†	633,633	460,080
224,642	The Hain Celestial Group Inc.†	3,814,877	3,897,539
66,000	The J.M. Smucker Co.	1,599,230	3,977,160
235,870	Tootsie Roll Industries Inc.	5,142,186	6,375,566
70,000	United Natural Foods Inc.†	1,920,658	1,969,100
4,000	Vina Concha Y Toro SA, ADR	118,504	179,600
1,000,000	Vitasoy International Holdings Ltd.	574,056	786,940
10,000	Willamette Valley Vineyards Inc.†	38,942	35,400
140,000	YAKULT HONSHA Co. Ltd.	3,474,574	3,776,661

		83,816,756	109,651,782

	Health Care — 7.4%
58,000	Align Technology Inc.†	425,729	1,121,720
100,000	Allergan Inc.	1,964,408	6,532,000
135,000	AngioDynamics Inc.†	2,074,516	2,108,700
8,000	Anika Therapeutics Inc.†	76,123	57,040
310,000	Animal Health International Inc.†	2,560,711	585,900
151,000	ArthroCare Corp.†	3,002,277	4,487,720
6,800	Bio-Rad Laboratories Inc., Cl. A†	269,404	703,936
55,000	BioLase Technology Inc.†	91,230	107,250
See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
20,000	Bruker Corp.†	$174,056	$293,000
185,000	Cepheid Inc.†	1,972,492	3,233,800
155,000	Chemed Corp.	3,340,846	8,428,900
66,000	CONMED Corp.†	1,714,345	1,571,460
60,000	Continucare Corp.†	159,821	222,000
241,000	Crucell NV, ADR†	4,677,692	4,916,400
340,000	Cutera Inc.†	4,806,154	3,525,800
12,000	Cynosure Inc., Cl. A†	93,211	134,880
174,000	DEL Global Technologies Corp.†	373,602	174,000
98,000	DexCom Inc.†	999,590	953,540
160,000	Exactech Inc.†	2,389,064	3,355,200
42,000	Henry Schein Inc.†	739,631	2,473,800
40,000	Heska Corp.†	35,706	32,840
28,000	ICU Medical Inc.†	699,803	964,600
30,000	Inverness Medical Innovations Inc.†	554,733	1,168,500
140,000	IRIS International Inc.†	1,519,003	1,429,400
40,000	Kinetic Concepts Inc.†	1,016,580	1,912,400
42,000	Life Technologies Corp.†	1,070,187	2,195,340
20,000	Matrixx Initiatives Inc.†	83,077	101,400
50,000	MDS Inc.†	369,385	405,500
78,000	Micrus Endovascular Corp.†	987,875	1,538,160
75,300	Millipore Corp.†	7,938,804	7,951,680
40,000	MWI Veterinary Supply Inc.†	972,736	1,616,000
6,000	Neogen Corp.†	143,518	150,600
4,000	Nobel Biocare Holding AG	61,643	106,980
275,000	Odyssey HealthCare Inc.†	3,052,347	4,980,250
100,000	Opko Health Inc.†	262,468	198,000
85,500	Orthofix International NV†	1,506,582	3,110,490
30,000	OTIX Global Inc.†	134,523	132,000
30,000	Owens & Minor Inc.	606,216	1,391,700
265,000	Pain Therapeutics Inc.†	2,223,565	1,661,550
300,000	Palomar Medical Technologies Inc.†	4,901,124	3,258,000
150,000	Penwest Pharmaceuticals Co.†	1,187,360	517,500
30,000	PSS World Medical Inc.†	367,273	705,300
270,000	Quidel Corp.†	2,442,264	3,925,800
39,160	Rochester Medical Corp.†	491,342	502,031
120,000	RTI Biologics Inc.†	1,163,408	519,600
980,000	Sorin SpA†	2,496,005	2,051,649
1,500,973	SSL International plc	12,411,652	18,517,880
2,300	Straumann Holding AG	206,988	572,601
4,000	Stryker Corp.	156,026	228,880
14,000	Syneron Medical Ltd.†	116,750	153,020
50,000	The Cooper Cos. Inc.	1,947,108	1,944,000
48,000	United-Guardian Inc.	435,056	597,600
210,000	Varian Inc.†	10,788,708	10,873,800
80,000	Vascular Solutions Inc.†	619,673	719,200
70,000	Wright Medical Group Inc.†	1,192,527	1,243,900
10,000	Young Innovations Inc.	237,253	281,600
20,000	Zymogenetics Inc.†	192,516	114,600

		96,496,686	122,761,397

	Home Furnishings — 0.1%
12,000	Bassett Furniture Industries Inc.†	101,914	67,680
48,000	Bed Bath & Beyond Inc.†	1,226,616	2,100,480

		1,328,530	2,168,160

	Hotels and Gaming — 2.4%
75,000	ante4 Inc.†	55,938	88,500
150,000	Boyd Gaming Corp.†	849,669	1,482,000
95,000	Canterbury Park Holding Corp.†	990,730	715,350
94,400	Churchill Downs Inc.	3,198,897	3,540,000
125,000	Dover Downs Gaming & Entertainment Inc.	786,541	495,000
275,000	Gaylord Entertainment Co.†	6,256,463	8,054,750
21,000	Home Inns & Hotels Management Inc., ADR†	413,732	687,540
116,000	Lakes Entertainment Inc.†	532,257	266,800
200,000	Las Vegas Sands Corp.†	1,381,919	4,230,000
1,200,000	Mandarin Oriental International Ltd.	1,414,966	1,680,000
170,000	Orient-Express Hotels Ltd., Cl. A†	3,107,151	2,410,600
118,000	Penn National Gaming Inc.†	1,546,593	3,280,400
340,000	Pinnacle Entertainment Inc.†	2,585,255	3,311,600
169,000	Sonesta International Hotels Corp., Cl. A	3,568,887	2,393,040
2,000,000	The Hongkong & Shanghai Hotels Ltd.	1,786,952	3,091,091
120,000	The Marcus Corp.	1,717,281	1,558,800
25,000	Wynn Resorts Ltd.	312,098	1,895,750
170,766	Youbet.com Inc.†	486,702	502,052

		30,992,031	39,683,273

	Machinery — 1.2%
460,000	CNH Global NV†	6,241,052	14,145,000
3,000	Nordson Corp.	107,171	203,760
52,000	Twin Disc Inc.	537,040	635,440
135,000	Zebra Technologies Corp., Cl. A†	2,984,425	3,996,000

		9,869,688	18,980,200

	Manufactured Housing and Recreational Vehicles — 0.4%
74,000	Cavco Industries Inc.†	1,528,179	2,526,360
15,000	Drew Industries Inc.†	255,948	330,300
27,300	Nobility Homes Inc.†	420,616	267,267
171,000	Skyline Corp.	5,119,397	3,180,600

		7,324,140	6,304,527

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Metals and Mining — 0.4%
52,003	Barrick Gold Corp.	$1,522,648	$1,993,795
10,000	Inmet Mining Corp.	325,911	581,007
40,000	Ivanhoe Mines Ltd.†	369,251	696,400
140,000	Kinross Gold Corp.	962,642	2,392,600
2,000	Northwest Pipe Co.†	55,888	43,700
2,000	Royal Gold Inc.	88,166	92,420
52,100	Stillwater Mining Co.†	477,514	676,258
25,000	Uranium Resources Inc.†	132,786	17,750
15,000	Yamana Gold Inc.	50,671	147,750

		3,985,477	6,641,680

	Paper and Forest Products — 0.1%
24,000	Schweitzer-Mauduit International Inc.	900,057	1,141,440
40,000	Wausau Paper Corp.†	428,382	341,600

		1,328,439	1,483,040

	Publishing — 1.2%
60,000	Belo Corp., Cl. A	116,307	409,200
20,000	Cambium Learning Group Inc.†	76,235	80,000
366,900	II Sole 24 Ore	1,613,714	852,357
100,000	Independent News & Media plc†	54,605	15,533
12,000	John Wiley & Sons Inc., Cl. B	46,500	540,180
1,054,200	Journal Communications Inc., Cl. A†	5,790,507	4,427,640
700,000	Media General Inc., Cl. A†	4,214,946	5,803,000
30,000	Meredith Corp.	539,417	1,032,300
260,000	News Corp., Cl. A	765,310	3,746,600
180,000	PRIMEDIA Inc.	971,643	619,200
335,000	The E.W. Scripps Co., Cl. A†	2,064,601	2,830,750

		16,253,785	20,356,760

	Real Estate — 1.1%
16,150	Capital Properties Inc., Cl. A	376,017	133,238
15,000	Capital Properties Inc., Cl. B (a)	0	123,750
50,700	Cohen & Steers Inc.	986,420	1,265,472
182,317	Griffin Land & Nurseries Inc.	2,592,036	5,296,309
10,000	Gyrodyne Co. of America Inc.†	158,987	420,000
107,000	Morguard Corp.	1,362,690	4,846,158
200,000	The St. Joe Co.†	5,212,714	6,470,000

		10,688,864	18,554,927

	Retail — 3.9%
30,000	99 Cents Only Stores†	411,411	489,000
144,000	Aaron’s Inc., Cl. A	521,690	3,909,600
100,000	AutoNation Inc.†	951,078	1,808,000
50,000	Big 5 Sporting Goods Corp.	834,145	761,000
175,000	Casey’s General Stores Inc.	4,746,708	5,495,000
700,000	Coldwater Creek Inc.†	3,187,567	4,858,000
55,000	Copart Inc.†	1,709,682	1,958,000
609,400	Ingles Markets Inc., Cl. A	10,060,280	9,159,282
170,000	Macy’s Inc.	2,290,516	3,700,900
40,000	Movado Group Inc.†	538,010	451,200
120,000	Nathan’s Famous Inc.†	1,608,144	1,858,800
25,000	Pier 1 Imports Inc.†	144,715	159,250
280,000	Rush Enterprises Inc., Cl. B†	3,171,762	3,444,000
309,000	The Bon-Ton Stores Inc.	2,303,498	4,122,060
70,000	The Cheesecake Factory Inc.†	1,165,531	1,894,200
270,000	The Great Atlantic & Pacific Tea Co. Inc.†	2,906,972	2,070,900
19,700	The Steak n Shake Co.†	4,743,963	7,511,019
102,000	Tractor Supply Co.	3,778,645	5,921,100
31,600	Village Super Market Inc., Cl. A	777,988	885,748
50,000	Weis Markets Inc.	1,518,904	1,818,000
168,000	Wendy’s/Arby’s Group Inc., Cl. A	1,364,690	840,000
155,000	Winn-Dixie Stores Inc.†	2,304,805	1,935,950

		51,040,704	65,051,009

	Specialty Chemicals — 4.8%
55,000	A. Schulman Inc.	1,139,761	1,345,850
19,000	Airgas Inc.	121,732	1,208,780
80,000	Albemarle Corp.	1,180,173	3,410,400
35,000	Arch Chemicals Inc.	766,922	1,203,650
73,000	Ashland Inc.	1,182,131	3,852,210
11,000	Cytec Industries Inc.	296,699	514,140
2,200,000	Ferro Corp.†	16,062,237	19,338,000
331,000	H.B. Fuller Co.	4,166,514	7,682,510
115,000	Hawkins Inc.	1,689,377	2,783,000
945,000	Huntsman Corp.	5,127,123	11,387,250
85,000	Material Sciences Corp.†	503,549	175,100
6,000	NewMarket Corp.	562,224	617,940
355,000	Omnova Solutions Inc.†	943,978	2,786,750
60,000	Penford Corp.†	687,437	615,000
13,000	Quaker Chemical Corp.	214,482	352,430
100,000	Rockwood Holdings Inc.†	1,966,878	2,662,000
260,000	Sensient Technologies Corp.	5,254,578	7,555,600
560,000	Zep Inc.	7,545,764	12,252,800

		49,411,559	79,743,410

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Telecommunications — 1.4%
30,000	Atlantic Tele-Network Inc.	$461,782	$1,347,900
1,181,100	Cincinnati Bell Inc.†	3,730,633	4,027,551
6,795	Community Service Communications Inc.	0	7,848
160,000	Fastweb SpA†	3,996,062	2,993,058
110,000	HickoryTech Corp.	949,514	971,300
124,500	New Ulm Telecom Inc.	1,183,320	685,373
118,000	Rogers Communications Inc., Cl. B	569,865	4,027,340
63,000	Shenandoah Telecommunications Co.	373,895	1,184,400
1,600,000	Sprint Nextel Corp.†	4,496,476	6,080,000
37,584	Verizon Communications Inc.	900,747	1,165,856
53,000	Winstar Communications Inc.† (a)	133	53

		16,662,427	22,490,679

	Transportation — 0.6%
315,000	GATX Corp.	9,174,769	9,024,750
6,000	Grupo TMM SA, Cl. A, ADR†	75,961	17,880
2,000	Irish Continental Group plc†	14,688	41,870
111,200	Providence and Worcester Railroad Co.	1,604,111	1,291,032

		10,869,529	10,375,532

	Wireless Communications — 1.0%
22,000	Millicom International Cellular SA	1,653,337	1,961,300
72,000	Price Communications Corp., Escrow† (a)	0	0
830,000	Vimpel-Communications, ADR	2,507,032	15,280,300

		4,160,369	17,241,600

	TOTAL COMMON STOCKS	1,015,119,912	1,417,519,202

	PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
50,000	Jungheinrich AG Pfd	1,031,755	1,166,293

	Broadcasting — 0.0%
1,103	PTV Inc., 10.000% Pfd., Ser. A†	0	88

	Business Services — 0.0%
24,317	Interep National Radio Sales Inc., 4.000% Cv. Pfd., Ser. A† (a)(c)(d)	2,163,146	0

	TOTAL PREFERRED STOCKS	3,194,901	1,166,381

	WARRANTS — 0.1%
	Automotive: Parts and Accessories — 0.0%
1,213	Exide Technologies, expire 05/05/11† (a)	2,247	91
4,531	Federal-Mogul Corp., expire 12/27/14†	87,687	2,266

		89,934	2,357

	Broadcasting — 0.0%
6,082	Granite Broadcasting Corp., Ser. A, expire 06/04/12† (a)	0	6
3,430	Granite Broadcasting Corp., Ser. B, expire 06/04/12† (a)	0	3

		0	9

	Business Services — 0.1%
442,000	BPW Acquisition Corp., expire 02/26/14†	44,144	746,980

	Consumer Services — 0.0%
120,000	SearchMedia Holdings Ltd., expire 11/19/11†	247,589	113,988

	Telecommunications — 0.0%
86	Virgin Media Inc., Ser. A, expire 01/10/11†	124	4

	TOTAL WARRANTS	381,791	863,338

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

Principal			Market
Amount		Cost	Value
	CONVERTIBLE CORPORATE BONDS — 0.0%
	Hotels and Gaming — 0.0%
$400,000	Gaylord Entertainment Co., Cv., 3.750%, 10/01/14 (c)	$374,623	$501,000

	CORPORATE BONDS — 0.0%
	Computer Software and Services — 0.0%
300,000	Exodus Communications Inc., Sub. Deb., 5.250%, 02/15/11† (a)	1,185	1,185

	U.S. GOVERNMENT OBLIGATIONS — 14.2%
	U.S. Treasury Bills — 11.8%
194,839,000	U.S. Treasury Bills, 0.041% to 0.244%††, 04/15/10 to 09/23/10	194,782,708	194,785,912

	U.S. Treasury Cash Management Bills — 2.4%
40,415,000	U.S. Treasury Cash Management Bills, 0.101% to 0.170%††, 04/01/10 to 07/15/10	40,403,086	40,402,535

	TOTAL U.S. GOVERNMENT OBLIGATIONS	235,185,794	235,188,447

	TOTAL INVESTMENTS — 100.1%	$1,254,258,206	1,655,239,553

	Other Assets and Liabilities (Net) — (0.1)%		(2,425,719)

	NET ASSETS — 100.0%		$1,652,813,834

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2010, the market value of fair valued securities amounted to $407,647 or 0.02% of net assets.

(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the market value of Rule 144A securities amounted to $1,301,800 or 0.08% of net assets.

(d)	Illiquid security.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.
ADR American Depositary Receipt
See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund
Statement of Assets and Liabilities
March 31, 2010 (Unaudited)

Assets:
Investments, at value (cost $1,253,201,053)	$1,655,101,853
Investments in affiliates, at value (cost $1,057,153)	137,700
Foreign currency, at value (cost $7)	6
Receivable for Fund shares sold	3,283,120
Dividends and interest receivable	2,210,070
Prepaid expenses	104,393

Total Assets	1,660,837,142

Liabilities:
Payable to custodian	16,583
Payable for investments purchased	4,313,994
Payable for Fund shares redeemed	1,225,110
Payable for investment advisory fees	1,353,827
Payable for distribution fees	355,353
Payable for accounting fees	11,250
Payable for shareholder services fees	466,158
Other accrued expenses	281,033

Total Liabilities	8,023,308

Net Assets applicable to 57,810,137 shares outstanding	$1,652,813,834

Net Assets Consist of:
Paid-in capital	$1,286,905,612
Accumulated net investment loss	(1,439,771)
Accumulated net realized loss on investments, futures contracts, and foreign currency transactions	(33,633,520)
Net unrealized appreciation on investments	400,981,347
Net unrealized appreciation on foreign currency translations	166

Net Assets	$1,652,813,834

Shares of Capital Stock:
Class AAA:
Net Asset Value, offering, and redemption price per share ($1,374,900,343 ÷ 48,013,863 shares outstanding, at $0.001 par value; 150,000,000 shares authorized)	$28.64

Class A:
Net Asset Value and redemption price per share ($98,489,172 ÷ 3,440,044 shares outstanding, at $0.001 par value; 50,000,000 shares authorized)	$28.63

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$30.38

Class B:
Net Asset Value and offering price per share ($34,526 ÷ 1,273.4 shares outstanding, at $0.001 par value; 50,000,000 shares authorized)	$27.11	(a)

Class C:
Net Asset Value and offering price per share ($59,037,870 ÷ 2,176,401 shares outstanding, at $0.001 par value; 50,000,000 shares authorized)	$27.13	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($120,351,923 ÷ 4,178,556 shares outstanding, at $0.001 par value; 50,000,000 shares authorized)	$28.80

(a)	Redemption price varies based on the length of time held.
Statement of Operations
For the Six Months Ended March 31, 2010 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $108,545)	$8,690,322
Interest	180,725

Total Investment Income	8,871,047

Expenses:
Investment advisory fees	7,381,292
Distribution fees — Class AAA	1,548,808
Distribution fees — Class A	97,708
Distribution fees — Class B	221
Distribution fees — Class C	248,161
Shareholder services fees	713,547
Shareholder communications expenses	177,882
Custodian fees	100,040
Registration expenses	49,120
Legal and audit fees	30,844
Directors’ fees	22,835
Accounting fees	22,500
Interest expense	4
Miscellaneous expenses	51,561

Total Expenses	10,444,523

Less:
Advisory fee reduction on unsupervised assets	(106,692)
Custodian fee credits	(244)

Net Expenses	10,337,587

Net Investment Loss	(1,466,540)

Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency:
Net realized gain on investments — unaffiliated	4,999,890
Net realized loss on investments — affiliated	(68,857)
Net realized gain on futures contracts	629,107
Net realized loss on foreign currency transactions	(1,333)

Net realized gain on investments, futures contracts, and foreign currency transactions	5,558,807

Net change in unrealized appreciation:
on investments	155,691,825
on foreign currency translations	1,176

Net change in unrealized appreciation on investments and foreign currency translations	155,693,001

Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency	161,251,808

Net Increase in Net Assets Resulting from Operations	$159,785,268

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund
Statement of Changes in Net Assets

	Six Months Ended
	March 31, 2010	Year Ended
	(Unaudited)	September 30, 2009
Operations:
Net investment loss	$(1,466,540)	$(933,184)
Net realized gain/(loss) on investments, futures contracts, and foreign currency transactions	5,558,807	(35,997,353)
Net change in unrealized appreciation on investments and foreign currency transactions	155,693,001	64,759,508

Net Increase in Net Assets Resulting from Operations	159,785,268	27,828,971

Distributions to Shareholders:
Net realized gain
Class AAA	—	(51,110,267)
Class A	—	(1,394,609)
Class B	—	(3,267)
Class C	—	(1,316,687)
Class I	—	(528,505)

Total Distributions to Shareholders	—	(54,353,335)

Capital Share Transactions:
Class AAA	74,457,190	220,096,064
Class A	27,016,600	33,274,548
Class B	(26,236)	666
Class C	10,720,265	18,892,727
Class I	8,754,126	77,436,236

Net Increase in Net Assets from Capital Share Transactions	120,921,945	349,700,241

Redemption Fees	1,401	11,022

Net Increase in Net Assets	280,708,614	323,186,899
Net Assets:
Beginning of period	1,372,105,220	1,048,918,321

End of period (including undistributed net investment income of $0 and $26,769, respectively)	$1,652,813,834	$1,372,105,220

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund
Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:

		Income											Ratios to Average Net Assets/
		from Investment Operations				Distributions							Supplemental Data
				Net
	Net Asset	Net		Realized and	Total	Net				Net Asset		Net Assets	Net
Period	Value,	Investment		Unrealized	from	Realized				Value,		End of	Investment				Portfolio
Ended	Beginning	Income		Gain (Loss) on	Investment	Gain on	Total	Redemption		End of	Total	Period	Income		Operating		Turnover
September 30	of Period	(Loss)(a)(b)		Investments	Operations	Investments	Distributions	Fees(a)		Period	Return†	(in 000’s)	(Loss)(b)		Expenses		Rate††
Class AAA
2010(c)	$25.81	$(0.03)		$2.86	$2.83	—	—	$0.00	(d)	$28.64	10.96%	$1,374,900	(0.19	)%(e)	1.40	%(e)(f)	6%
2009	28.20	(0.02)		(0.92)	(0.94)	$(1.45)	$(1.45)	0.00	(d)	25.81	(1.70)	1,167,114	(0.09)		1.48	(f)	25
2008	34.37	(0.00	)(d)	(4.62)	(4.62)	(1.55)	(1.55)	0.00	(d)	28.20	(13.98)	995,613	(0.01)		1.43		26
2007	30.41	(0.01)		6.42	6.41	(2.45)	(2.45)	0.00	(d)	34.37	21.95	1,002,577	(0.04)		1.42		15
2006	29.97	(0.03)		2.53	2.50	(2.06)	(2.06)	0.00	(d)	30.41	8.88	727,521	(0.09)		1.44		6
2005	25.88	(0.01)		5.25	5.24	(1.15)	(1.15)	0.00	(d)	29.97	20.58	732,965	(0.03)		1.44		6
Class A
2010(c)	$25.81	$(0.02)		$2.84	$2.82	—	—	$0.00	(d)	$28.63	10.93%	$98,489	(0.18	)%(e)	1.40	%(e)(f)	6%
2009	28.18	(0.03)		(0.89)	(0.92)	$(1.45)	$(1.45)	0.00	(d)	25.81	(1.63)	62,548	(0.12)		1.48	(f)	25
2008	34.37	(0.01)		(4.63)	(4.64)	(1.55)	(1.55)	0.00	(d)	28.18	(14.04)	26,604	(0.02)		1.43		26
2007	30.41	0.06		6.35	6.41	(2.45)	(2.45)	0.00	(d)	34.37	21.95	15,485	0.19		1.42		15
2006	29.98	(0.02)		2.51	2.49	(2.06)	(2.06)	0.00	(d)	30.41	8.84	2,199	(0.08)		1.44		6
2005	25.89	(0.01)		5.25	5.24	(1.15)	(1.15)	0.00	(d)	29.98	20.57	1,515	(0.03)		1.48		6
Class B
2010(c)	$24.54	$(0.12)		$2.69	$2.57	—	—	$0.00	(d)	$27.11	10.47%	$35	(0.94	)%(e)	2.15	%(e)(f)	6%
2009	27.10	(0.17)		(0.94)	(1.11)	$(1.45)	$(1.45)	0.00	(d)	24.54	(2.43)	56	(0.83)		2.23	(f)	25
2008	33.32	(0.23)		(4.44)	(4.67)	(1.55)	(1.55)	0.00	(d)	27.10	(14.60)	61	(0.77)		2.18		26
2007	29.77	(0.26)		6.26	6.00	(2.45)	(2.45)	0.00	(d)	33.32	20.99	126	(0.81)		2.17		15
2006	29.58	(0.25)		2.50	2.25	(2.06)	(2.06)	0.00	(d)	29.77	8.11	113	(0.85)		2.19		6
2005	25.74	(0.22)		5.21	4.99	(1.15)	(1.15)	0.00	(d)	29.58	19.69	138	(0.79)		2.20		6
Class C
2010(c)	$24.54	$(0.12)		$2.71	$2.59	—	—	$0.00	(d)	$27.13	10.55%	$59,038	(0.93	)%(e)	2.15	%(e)(f)	6%
2009	27.09	(0.18)		(0.92)	(1.10)	$(1.45)	$(1.45)	0.00	(d)	24.54	(2.40)	42,974	(0.85)		2.23	(f)	25
2008	33.32	(0.22)		(4.46)	(4.68)	(1.55)	(1.55)	0.00	(d)	27.09	(14.63)	23,062	(0.75)		2.18		26
2007	29.76	(0.22)		6.23	6.01	(2.45)	(2.45)	0.00	(d)	33.32	21.03	9,735	(0.69)		2.17		15
2006	29.58	(0.24)		2.48	2.24	(2.06)	(2.06)	0.00	(d)	29.76	8.08	2,650	(0.83)		2.19		6
2005	25.74	(0.23)		5.22	4.99	(1.15)	(1.15)	0.00	(d)	29.58	19.69	1,499	(0.80)		2.23		6
Class I
2010(c)	$25.93	$0.01		$2.86	$2.87	—	—	$0.00	(d)	$28.80	11.07%	$120,352	0.06	%(e)	1.15	%(e)(f)	6%
2009	28.25	0.02		(0.89)	(0.87)	$(1.45)	$(1.45)	0.00	(d)	25.93	(1.43)	99,413	0.11		1.23	(f)	25
2008(g)	30.06	0.05		(1.86)	(1.81)	—	—	0.00	(d)	28.25	(6.02)	3,578	0.22	(e)	1.18	(e)	26

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended September 30, 2007 would have been 21%. The portfolio turnover rate for the years ended September 2006, and 2005 would have been as shown.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Due to capital share activity throughout the period, net investment income per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.

(c)	For the six months ended March 31, 2010, unaudited.

(d)	Amount represents less than $0.005 per share.

(e)	Annualized.

(f)	The ratios do not include a reduction of advisory fee on unsupervised assets for the six months ended March 31, 2010 and the year ended September 30, 2009. Including such advisory fee reduction on unsupervised assets, the ratios of operating expenses to average net assets would have been 1.39% and 1.47% (Class AAA and Class A), 2.14% and 2.22% (Class B and Class C), and 1.14% and 1.22% (Class I), respectively.

(g)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.
See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Unaudited)
1. Organization. The Gabelli Small Cap Growth Fund (the “Fund”) is a series of Gabelli Equity Series Funds, Inc. (the “Corporation”), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of three separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on October 22, 1991.
2. Significant Accounting Policies. The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative United States of America (“U.S.”) generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of March 31, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 3/31/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$9,623,791	—	$0	$9,623,791
Cable	24,808,779	—	0	24,808,779
Computer Software and Services	15,690,020	—	78,560	15,768,580
Entertainment	21,846,997	—	203,984	22,050,981
Equipment and Supplies	140,780,754	—	0	140,780,754
Food and Beverage	109,651,782	—	0	109,651,782
Real Estate	18,431,177	$123,750	—	18,554,927
Telecommunications	22,490,626	—	53	22,490,679
Wireless Communications	17,241,600	—	0	17,241,600
Other Industries (a)	1,036,547,329	—	—	1,036,547,329

Total Common Stocks	1,417,112,855	123,750	282,597	1,417,519,202

Preferred Stocks:
Business Services	—	—	0	0
Other Industries (a)	1,166,381	—	—	1,166,381

Total Preferred Stocks	1,166,381	—	0	1,166,381

Warrants:
Automotive: Parts and Accessories	2,266	91	—	2,357
Broadcasting	—	9	—	9
Other Industries (a)	860,972	—	—	860,972

Total Warrants	863,238	100	—	863,338

Convertible Corporate Bonds	—	501,000	—	501,000
Corporate Bonds	—	1,185	—	1,185
U.S. Government Obligations	—	235,188,447	—	235,188,447

TOTAL INVESTMENTS IN SECURITIES	$1,419,142,474	$235,814,482	$282,597	$1,655,239,553

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

								Net change
								in unrealized
								appreciation/
								depreciation
				Change in				during the
	Balance	Accrued	Realized	unrealized	Net	Transfers in	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	and/or out	as of	investments held
	9/30/09	(premiums)	(loss)	depreciation†	(sales)	of Level 3	3/31/10	at 3/31/10†

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$3	$—	$—	$(3)	$—	$(0)	$0	$(3)
Cable	0	—	—	—	—	—	0	—
Computer Software and Services	24,000	—	—	54,560	—	—	78,560	54,560
Entertainment	203,984	—	—	—	—	—	203,984	—
Equipment and Supplies	0	—	—	—	—	—	0	—
Financial Services	15	—	—	—	—	(15)	—	—
Food and Beverage	0	—	—	—	—	—	0	—
Telecommunications	53	—	—	—	—	—	53	—
Wireless Communications	0	—	—	—	—	—	0	—

Total Common Stocks	228,055	—	—	54,557	—	(15)	282,597	54,557

Preferred Stocks:
Business Services	0	—	—	—	—	—	0	—
Warrants:
Automotive: Parts and Accessories	243	—	—	—	—	(243)	—	—
Broadcasting	35	—	—	—	—	(35)	—	—

Total Warrants	278	—	—	—	—	(278)	—	—

TOTAL INVESTMENTS IN SECURITIES	$228,333	$—	$—	$54,557	$—	$(293)	$282,597	$54,557

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
Derivative Financial Instruments.
The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
     Swap Agreements. The Fund may enter into equity and contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.
Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. During the six months ended March 31, 2010, the Fund had no investments in swap agreements.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The Fund held equity futures contracts from November 10, 2009 through February 25, 2010, with an average value of approximately $1,822,496. At March 31, 2010, there were no open futures contracts.
For the six months ended March 31, 2010, the effect of equity futures contracts with equity risk exposure can be found in the Statement of Operations, under Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency, Net realized gain on futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the six months ended March 31, 2010, the Fund had no investments in forward foreign exchange contracts.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is at least equal to the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At March 31, 2010, there were no open repurchase agreements.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
Restricted and Illiquid Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, net operating losses, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
The tax character of distributions paid during the year ended September 30, 2009 was as follows:

Distributions paid from:
Ordinary Income (inclusive of short-term capital gains)	$3,735,472
Net long-term capitals gains	50,617,863

Total distributions paid	$54,353,335

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
At September 30, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $1,435,829, which are available to reduce future required distributions of net capital gains to shareholders through 2017.
Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended September 30, 2009, the Fund deferred capital losses of $32,957,944.
The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2010:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$1,258,802,800	$473,014,802	$(76,578,049)	$396,436,753
The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended March 31, 2010, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2010, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended September 30, 2007 through September 30, 2009 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Corporation who are affiliated persons of the Adviser.

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
The Corporation pays each Director who is not considered an affiliated person an annual retainer of $9,000 plus $1,000 for each Board meeting attended. Each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.
4. Advisory Fee Reduction on Unsupervised Assets. This reduction in the advisory fee paid to the Adviser relates to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser has transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended March 31, 2010, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities and the Adviser reduced its fee with respect to such securities by $106,692.
5. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser, serves as Distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Co. at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
6. Portfolio Securities. Purchases and sales of securities for the six months ended March 31, 2010, other than short-term securities and U.S. Government obligations, aggregated $207,149,907 and $79,084,743, respectively.
Purchases of U.S. Government obligations for the six months ended March 31, 2010, other than short-term obligations, aggregated $372,750.
7. Transactions with Affiliates. During the six months ended March 31, 2010, the Fund paid brokerage commissions on security trades of $235,538 to Gabelli & Co. Additionally, Gabelli & Co. informed the Fund that it retained $38,500 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended March 31, 2010, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.
8. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended March 31, 2010, there were no borrowings under the line of credit.

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
9. Capital Stock. The Fund offers five classes of shares – Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Co., through selected broker/dealers, or the transfer agent. Class I Shares are offered through Gabelli & Co. and selected broker/dealers to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Co. Class I Shares were first issued on January 11, 2008.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended March 31, 2010 and the year ended September 30, 2009 amounted to $1,401 and $11,022, respectively. The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
Transactions in shares of capital stock were as follows:

	Six Months Ended
	March 31, 2010		Year Ended
	(Unaudited)		September 30, 2009
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	7,684,443	$204,233,152	19,334,347	$418,412,502
Shares issued upon reinvestment of distributions	—	—	2,463,528	48,435,071
Shares redeemed	(4,891,022)	(129,775,962)	(11,881,439)	(246,751,509)

Net increase	2,793,421	$74,457,190	9,916,436	$220,096,064

Class A
Shares sold	1,374,300	$36,494,203	1,836,925	$40,930,042
Shares issued upon reinvestment of distributions	—	—	65,874	1,300,725
Shares redeemed	(357,530)	(9,477,603)	(423,637)	(8,956,219)

Net increase	1,016,770	$27,016,600	1,479,162	$33,274,548

Class B
Shares issued upon reinvestment of distributions	—	—	173	$3,267
Shares redeemed	(1,035)	$(26,236)	(112)	(2,601)

Net increase/(decrease)	(1,035)	$(26,236)	61	$666

Class C
Shares sold	548,861	$13,832,766	1,057,172	$22,091,220
Shares issued upon reinvestment of distributions	—	—	67,280	1,267,666
Shares redeemed	(123,605)	(3,112,501)	(224,541)	(4,466,159)

Net increase	425,256	$10,720,265	899,911	$18,892,727

Class I
Shares sold	857,223	$22,410,752	4,010,805	$83,835,007
Shares issued upon reinvestment of distributions	—	—	11,437	239,324
Shares redeemed	(512,974)	(13,656,626)	(314,594)	(6,638,095)

Net increase	344,249	$8,754,126	3,707,648	$77,436,236

10. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended March 31, 2010 is set forth below:

							Percent
				Net Change		Value at	Owned
	Beginning	Shares	Ending	in Unrealized	Realized	March 31,	of Shares
	Shares	Sold	Shares	(Depreciation)	Loss	2010	Outstanding
Trans-Lux Corp.	172,000	(10,000)	162,000	$(71,707)	$(68,857)	$137,700	8.02%

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Continued) (Unaudited)
11. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
12. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
13. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The Gabelli Small Cap Growth Fund
Board Consideration and Re-Approval of Advisory Agreement (Unaudited)
During the six months ended March 31, 2010, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the “Independent Board Members”) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.
Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.
Investment Performance. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund against a peer group of small cap core and small cap value funds chosen by Lipper as being comparable. The Independent Board Members noted that the Fund’s performance was in the third quartile for the one year and in the second quartile for the three and five year periods.
Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker and that the affiliated broker received distribution fees and minor amounts of sales commissions.
Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.
Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.
Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of small cap value and small cap core funds and noted that the Adviser’s management fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios were at and the Fund’s size was above average within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members did not compare the management fee with the fees for other types of accounts managed by the Adviser.
Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a good performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund’s performance and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

Gabelli Equity Series Funds, Inc.
The Gabelli Small Cap Growth Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	Robert J. Morrissey
Chairman and Chief Executive Officer	Attorney-at-Law
GAMCO Investors, Inc.	Morrissey, Hawkins & Lynch

Anthony J. Colavita	Kuni Nakamura
President	President
Anthony J. Colavita, P.C.	Advanced Polymer, Inc.

Vincent D. Enright	Anthony R. Pustorino
Former Senior Vice President	Certified Public Accountant,
and Chief Financial Officer	Professor Emeritus
KeySpan Corp.	Pace University

John D. Gabelli	Anthonie C. van Ekris
Senior Vice President	Chairman
Gabelli & Company, Inc.	BALMAC International, Inc.

Salvatore J. Zizza
Chairman
Zizza & Co., Ltd.
Officers

Bruce N. Alpert	Agnes Mullady
President and Secretary	Treasurer

Peter D. Goldstein
Chief Compliance Officer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB443Q110SR
The
Gabelli
Small Cap
Growth
Fund
Morningstar® rated The Gabelli Small Cap Growth
Fund Class AAA Shares 5 stars overall and
5 stars for the three and five year periods and
4 stars for the ten year period ended March 31, 2010
among 563, 563, 476, and 244
Small Blend funds, respectively.
SEMI ANNUAL REPORT
MARCH 31, 2010

The Gabelli Equity Income Fund
Semi-Annual Report (a) — March 31, 2010
Morningstar® rated The Gabelli Equity Income Fund Class AAA Shares 5 stars overall and
5 stars for the three, five and ten year periods ended March 31, 2010 among 1,115;
1,115; 929; and 471 Large Value funds, respectively.

Mario Gabelli, CFA
To Our Shareholders,
     For the quarter ended March 31, 2010, the net asset value (“NAV”) per share of The Gabelli Equity Income Fund’s (the “Fund”) Class AAA Shares rose 5.63% versus increases in the Standard & Poor’s (“S&P”) 500 Index of 5.39%, and the Lipper Equity Income Fund Average of 4.69%.
Comparative Results
Average Annual Returns through March 31, 2010 (a)(b) (Unaudited)

												Since
												Inception
	Quarter		1 Year		3 Year		5 Year		10 Year	15 Year		(1/2/92)
Gabelli Equity Income Fund Class AAA	5.63%		52.35%		(1.74)%		4.10%		6.02%	9.63%		9.94%
S&P 500 Index	5.39		49.73		(4.16)		1.92		(0.65)	7.75		7.95
Lipper Equity Income Fund Average	4.69		46.52		(4.35)		2.23		3.26	7.37		7.91
Class A	5.64		52.32		(1.72)		4.10		6.02	9.62		9.94
	(0.43	)(c)	43.56	(c)	(3.64	)(c)	2.87	(c)	5.39 (c)	9.19	(c)	9.58 (c)
Class B	5.43		51.15		(2.48)		3.32		5.53	9.28		9.66
	0.43	(d)	46.15	(d)	(3.46	)(d)	2.97	(d)	5.53	9.28		9.66
Class C	5.50		51.28		(2.46)		3.34		5.54	9.29		9.67
	4.50	(e)	50.28	(e)	(2.46)		3.34		5.54	9.29		9.67
Class I	5.70		52.66		(1.52)		4.24		6.09	9.68		9.98
In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 1.50%, 1.50%, 2.25%, 2.25%, and 1.25%, respectively. Class AAA and I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	The Fund’s fiscal year ends September 30.

(b)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

The Class AAA Share NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance for the Class B Shares and Class C Shares would have been lower and Class I Shares would have been higher due to the differences in expenses associated with these classes of shares. The S&P 500 Index is an unmanaged indicator of stock market performance, while the Lipper Equity Income Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, one year, three year, and five year periods of 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(e)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.
Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2009 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The Gabelli Equity Income Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from October 1, 2009 through March 31, 2010	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	10/01/09	3/31/10	Ratio	Period*
The Gabelli Equity Income Fund
Actual Fund Return
Class AAA	$1,000.00	$1,105.10	1.43%	$7.51
Class A	$1,000.00	$1,105.40	1.43%	$7.51
Class B	$1,000.00	$1,100.80	2.18%	$11.42
Class C	$1,000.00	$1,101.50	2.18%	$11.42
Class I	$1,000.00	$1,106.80	1.18%	$6.20

Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.80	1.43%	$7.19
Class A	$1,000.00	$1,017.80	1.43%	$7.19
Class B	$1,000.00	$1,014.06	2.18%	$10.95
Class C	$1,000.00	$1,014.06	2.18%	$10.95
Class I	$1,000.00	$1,019.05	1.18%	$5.94

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of total net assets as of March 31, 2010:
The Gabelli Equity Income Fund

Food and Beverage	12.4%
Financial Services	12.2%
Health Care	11.1%
Consumer Products	6.9%
Retail	6.3%
Energy and Utilities: Oil	5.7%
Telecommunications	5.2%
Diversified Industrial	4.0%
Aerospace	3.6%
Energy and Utilities: Integrated	2.8%
U.S. Government Obligations	2.5%
Metals and Mining	2.2%
Energy and Utilities: Services	1.9%
Computer Hardware	1.9%
Specialty Chemicals	1.8%
Electronics	1.7%
Entertainment	1.6%
Equipment and Supplies	1.5%
Energy and Utilities: Natural Gas	1.5%
Hotels and Gaming	1.5%
Automotive: Parts and Accessories	1.5%
Machinery	1.4%
Computer Software and Services	1.3%
Energy and Utilities: Electric	1.1%
Agriculture	1.0%
Communications Equipment	0.9%
Cable and Satellite	0.8%
Business Services	0.7%
Wireless Communications	0.6%
Automotive	0.5%
Broadcasting	0.4%
Environmental Services	0.4%
Aviation: Parts and Services	0.3%
Transportation	0.3%
Exchange Traded Funds	0.1%
Publishing	0.1%
Consumer Services	0.1%
Energy and Utilities: Water	0.0%
Real Estate	0.0%
Other Assets and Liabilities (Net)	0.2%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended December 31, 2009. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The Gabelli Equity Income Fund
Schedule of Investments — March 31, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 95.9%
	Aerospace — 3.6%
2,000	Lockheed Martin Corp.	$47,350	$166,440
10,000	Raytheon Co.	279,250	571,200
377,000	Rockwell Automation Inc.	18,648,492	21,247,720
2,000	Rockwell Collins Inc.	15,844	125,180
1,400,000	Rolls-Royce Group plc†	9,952,358	12,651,372
208,000	The Boeing Co.	11,882,858	15,102,880

		40,826,152	49,864,792

	Agriculture — 1.0%
99,000	Archer-Daniels-Midland Co.	2,838,337	2,861,100
138,000	Monsanto Co.	1,827,431	9,855,960
12,000	The Mosaic Co.	186,246	729,240

		4,852,014	13,446,300

	Automotive — 0.5%
160,000	Ford Motor Co.†	1,712,849	2,011,200
124,000	Navistar International Corp.†	4,373,721	5,546,520

		6,086,570	7,557,720

	Automotive: Parts and Accessories — 1.4%
250,000	Genuine Parts Co.	8,986,399	10,560,000
6,000	Johnson Controls Inc.	50,425	197,940
48,000	Modine Manufacturing Co.†	452,081	539,520
145,000	O’Reilly Automotive Inc.†	4,161,709	6,047,950
55,100	Tenneco Inc.†	840,371	1,303,115
140,000	The Pep Boys-Manny, Moe & Jack	1,583,944	1,407,000

		16,074,929	20,055,525

	Aviation: Parts and Services — 0.3%
53,200	Curtiss-Wright Corp.	578,882	1,851,360
40,000	GenCorp Inc.†	321,556	230,400
6,000	Precision Castparts Corp.	520,007	760,260
21,000	United Technologies Corp.	609,942	1,545,810

		2,030,387	4,387,830

	Broadcasting — 0.3%
250,000	CBS Corp., Cl. A, Voting	4,663,897	3,485,000
40,000	CBS Corp., Cl. B, Non-Voting	413,475	557,600
132	Granite Broadcasting Corp.†	10,795	0

		5,088,167	4,042,600

	Business Services — 0.7%
20,000	Automatic Data Processing Inc.	771,222	889,400
180,000	Diebold Inc.	6,421,528	5,716,800
4,000	Landauer Inc.	134,546	260,880
10,000	MasterCard Inc., Cl. A	743,059	2,540,000

		8,070,355	9,407,080

	Cable and Satellite — 0.8%
155,000	Cablevision Systems Corp., Cl. A	2,189,427	3,741,700
60,000	DIRECTV, Cl. A†	1,596,912	2,028,600
155,000	DISH Network Corp., Cl. A	3,065,608	3,227,100
16,000	EchoStar Corp., Cl. A†	478,839	324,480
55,000	Scripps Networks Interactive Inc., Cl. A	2,303,601	2,439,250

		9,634,387	11,761,130

	Communications Equipment — 0.8%
250,000	Corning Inc.	3,735,647	5,052,500
100,000	Motorola Inc.†	830,109	702,000
120,000	Thomas & Betts Corp.†	3,448,817	4,708,800

		8,014,573	10,463,300

	Computer Hardware — 1.8%
175,000	International Business Machines Corp.	14,192,891	22,443,750
210,000	Xerox Corp.	1,857,744	2,047,500

		16,050,635	24,491,250

	Computer Software and Services — 1.3%
120,000	Fidelity National Information Services Inc.	1,968,404	2,812,800
445,000	Microsoft Corp.	12,557,079	13,025,150
170,000	Yahoo! Inc.†	4,527,883	2,810,100

		19,053,366	18,648,050

	Consumer Products — 6.9%
45,000	Altria Group Inc.	538,092	923,400
130,000	Avon Products Inc.	3,737,161	4,403,100
15,000	Clorox Co.	823,581	962,100
10,000	Compagnie Financiere Richemont SA, Cl. A	268,687	387,234
890,000	Eastman Kodak Co.†	7,461,569	5,153,100
63,000	Energizer Holdings Inc.†	2,834,133	3,953,880
140,000	Fortune Brands Inc.	6,716,892	6,791,400
5,000	Hanesbrands Inc.†	108,950	139,100
45,000	Harman International Industries Inc.†	1,576,465	2,105,100
240,000	Kimberly-Clark Corp.	15,357,266	15,091,200
6,500	National Presto Industries Inc.	191,184	772,915
10,000	Pactiv Corp.†	161,895	251,800
50,000	Philip Morris International Inc.	1,501,172	2,608,000
100,000	Reckitt Benckiser Group plc	3,154,703	5,488,787
1,310,000	Swedish Match AB	17,235,919	31,314,018
215,000	The Procter & Gamble Co.	12,428,616	13,603,050
78,000	Unilever NV — NY Shares, ADR	1,542,066	2,352,480

		75,638,351	96,300,664

	Consumer Services — 0.1%
67,500	Rollins Inc.	386,886	1,463,400

See accompanying notes to financial statements.

4

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Diversified Industrial — 3.5%
5,000	3M Co.	$213,645	$417,850
4,000	Acuity Brands Inc.	42,447	168,840
5,000	Alstom SA	430,734	311,799
65,000	Baldor Electric Co.	2,002,927	2,431,000
100,000	Cooper Industries plc	2,857,977	4,794,000
96,000	Crane Co.	3,275,285	3,408,000
870,000	General Electric Co.	19,149,328	15,834,000
210,000	Honeywell International Inc.	6,310,986	9,506,700
30,000	ITT Corp.	1,489,518	1,608,300
8,000	Jardine Matheson Holdings Ltd.	241,476	266,400
30,000	Jardine Strategic Holdings Ltd.	530,196	577,200
413,003	National Patent Development Corp.† (a)	1,017,559	578,204
120,000	Textron Inc.	763,372	2,547,600
6,000	Trinity Industries Inc.	82,100	119,760
175,000	Tyco International Ltd.	6,826,748	6,693,750

		45,234,298	49,263,403

	Electronics — 1.7%
615,000	Intel Corp.	12,560,656	13,689,900
340,000	LSI Corp.†	3,105,578	2,080,800
190,000	Texas Instruments Inc.	4,127,219	4,649,300
6,000	Thermo Fisher Scientific Inc.†	174,665	308,640
130,250	Tyco Electronics Ltd.	4,305,304	3,579,270

		24,273,422	24,307,910

	Energy and Utilities: Electric — 1.1%
30,000	American Electric Power Co. Inc.	932,060	1,025,400
14,000	DTE Energy Co.	606,560	624,400
85,000	El Paso Electric Co.†	670,852	1,751,000
80,000	FPL Group Inc.	3,608,192	3,866,400
95,000	Great Plains Energy Inc.	2,378,283	1,764,150
60,000	Korea Electric Power Corp., ADR†	977,409	974,400
56,087	Mirant Corp.†	936,815	609,105
1,200,000	Mirant Corp., Escrow† (b)	0	0
150,000	Northeast Utilities	3,148,300	4,146,000
80,000	The AES Corp.†	268,400	880,000
13,333	UIL Holdings Corp.	293,785	366,658

		13,820,656	16,007,513

	Energy and Utilities: Integrated — 2.8%
50,000	Allegheny Energy Inc.	586,698	1,150,000
44,000	BP plc, ADR	1,030,211	2,511,080
46,000	CH Energy Group Inc.	1,881,549	1,878,640
80,000	Constellation Energy Group Inc.	2,406,564	2,808,800
70,000	Dominion Resources Inc.	2,831,458	2,877,700
100,000	DPL Inc.	2,637,051	2,719,000
200,000	Duke Energy Corp.	2,462,844	3,264,000
400,000	EI Paso Corp.	4,614,299	4,336,000
29,000	ENI SpA	304,221	680,367
12,269	Iberdrola SA, ADR	510,847	415,306
25,000	Integrys Energy Group Inc.	1,192,522	1,184,500
80,000	NSTAR	1,282,183	2,833,600
72,000	OGE Energy Corp.	1,955,611	2,803,680
100,000	PNM Resources Inc.	1,042,460	1,253,000
75,000	Progress Energy Inc.	3,196,534	2,952,000
15,000	Progress Energy Inc., CVO†	7,800	2,250
7,200	Public Service Enterprise Group Inc.	156,820	212,544
30,000	Suncor Energy Inc., New York	785,965	976,200
21,000	Suncor Energy Inc., Toronto	908,497	682,942
50,000	TECO Energy Inc.	652,639	794,500
140,000	Westar Energy Inc.	2,333,669	3,122,000

		32,780,442	39,458,109

	Energy and Utilities: Natural Gas — 1.5%
13,000	AGL Resources Inc.	242,114	502,450
23,000	Atmos Energy Corp.	597,868	657,110
137,200	National Fuel Gas Co.	5,667,127	6,935,460
73,000	ONEOK Inc.	1,642,426	3,332,450
24,000	Piedmont Natural Gas Co. Inc.	394,017	661,920
110,000	Southern Union Co.	2,047,400	2,790,700
65,000	Southwest Gas Corp.	1,365,198	1,944,800
200,000	Spectra Energy Corp.	4,249,072	4,506,000

		16,205,222	21,330,890

	Energy and Utilities: Oil — 5.7%
157,000	Anadarko Petroleum Corp.	8,247,254	11,434,310
38,000	Canadian Oil Sands Trust	1,117,252	1,139,270
190,000	Chevron Corp.	8,702,369	14,407,700
185,000	ConocoPhillips	5,343,273	9,466,450
22,000	Denbury Resources Inc.†	369,472	371,140
49,000	Devon Energy Corp.	2,021,181	3,157,070
149,000	Exxon Mobil Corp.	4,735,083	9,980,020
35,000	Marathon Oil Corp.	1,477,598	1,107,400
27,000	Nexen Inc.	832,021	668,055
2,000	Niko Resources Ltd	114,911	213,322
94,000	Occidental Petroleum Corp.	3,654,851	7,946,760
11,000	PetroChina Co. Ltd., ADR	767,997	1,289,420
126,000	Petroleo Brasileiro SA, ADR	5,203,754	5,605,740
33,000	Repsol YPF SA, ADR	689,095	784,740
120,000	Royal Dutch Shell plc, Cl. A, ADR	5,536,435	6,943,200
25,000	Statoil ASA, ADR	327,939	583,250
17,518	Total SA, ADR	290,564	1,016,394
36,000	Transocean Ltd.†	2,816,538	3,109,680
See accompanying notes to financial statements.

5

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Oil (Continued)
160,000	UTS Energy Corp.†	$804,039	$382,809
40,000	WesternZagros Resources Ltd.†	147,109	31,901

		53,198,735	79,638,631

	Energy and Utilities: Services — 1.9%
30,000	ABB Ltd., ADR	351,824	655,200
52,000	Cameron International Corp.†	746,014	2,228,720
38,178	GDF Suez, Strips	0	52
365,000	Halliburton Co.	10,816,353	10,997,450
38,000	Oceaneering International Inc.†	1,640,299	2,412,620
40,000	Schlumberger Ltd.	1,275,020	2,538,400
501,700	Weatherford International Ltd.†	9,092,615	7,956,962

		23,922,125	26,789,404

	Energy and Utilities: Water — 0.0%
30,000	Aqua America Inc.	329,550	527,100

	Entertainment — 1.6%
100,000	Grupo Televisa SA, ADR	2,315,333	2,102,000
38,750	Madison Square Garden Inc., Cl. A†	480,606	842,038
120,000	Time Warner Inc.	3,541,715	3,752,400
305,300	Viacom Inc., Cl. A†	12,029,180	11,198,404
185,000	Vivendi	6,697,039	4,951,207

		25,063,873	22,846,049

	Environmental Services — 0.4%
145,000	Waste Management Inc.	4,749,875	4,992,350

	Equipment and Supplies — 1.5%
12,000	A.O. Smith Corp.	253,184	630,840
11,000	Danaher Corp.	791,231	879,010
90,000	Flowserve Corp.	3,507,208	9,924,300
6,000	Ingersoll-Rand plc	117,853	209,220
1,500	Minerals Technologies Inc.	37,938	77,760
40,000	Mueller Industries Inc.	1,650,585	1,071,600
12,000	Parker Hannifin Corp.	459,607	776,880
100,000	Tenaris SA, ADR	4,056,653	4,294,000
970,000	Tomkins plc	4,715,456	3,473,854

		15,589,715	21,337,464

	Exchange Traded Funds — 0.1%
250,000	Proshares Ultra Financials	1,275,972	1,697,500

	Financial Services — 12.2%
6,450	Alleghany Corp.†	1,015,192	1,875,800
210,000	AllianceBernstein Holding LP	5,597,326	6,438,600
275,000	American Express Co.	11,068,407	11,346,500
23,990	Argo Group International Holdings Ltd.	741,793	781,834
25,500	Banco Popular Espanol SA	185,939	187,708
2,000	Banco Santander Chile, ADR	29,250	136,440
160,000	Banco Santander SA, ADR	1,233,058	2,123,200
390,000	Bank of America Corp.	4,518,427	6,961,500
12,156	BNP Paribas	506,339	933,561
1,000,000	Citigroup Inc.†	4,734,260	4,050,000
40,000	Commerzbank AG, ADR†	608,023	342,000
78,000	Deutsche Bank AG	4,524,542	5,995,860
105,000	Discover Financial Services	1,820,893	1,564,500
200,300	Federal National Mortgage Association†	192,571	210,315
33,000	Federated Investors Inc., Cl. B	863,987	870,540
27,135	Fidelity Southern Corp.†	257,642	154,941
210,000	H&R Block Inc.	4,531,599	3,738,000
150,000	Janus Capital Group Inc.	2,304,787	2,143,500
260,199	JPMorgan Chase & Co.	9,215,450	11,643,905
50,000	Julius Baer Group Ltd.	1,722,035	1,813,828
61,100	Kinnevik Investment AB, Cl. A	977,600	1,193,128
18,000	Kinnevik Investment AB, Cl. B	252,511	331,551
450,000	Legg Mason Inc.	12,054,364	12,901,500
31,000	Leucadia National Corp.†	381,995	769,110
140,000	Loews Corp.	6,155,434	5,219,200
115,000	M&T Bank Corp.	8,167,157	9,128,700
400,000	Marsh & McLennan Companies Inc.	12,116,879	9,768,000
200,000	Morgan Stanley	6,274,039	5,858,000
12,000	Northern Trust Corp.	393,616	663,120
80,000	NYSE Euronext	1,891,784	2,368,800
14,000	Och-Ziff Capital Management Group LLC, Cl. A	103,489	224,000
50,000	PNC Financial Services Group Inc.	2,084,482	2,985,000
500	Raiffeisen International Bank Holding AG	28,874	23,772
958	Reinet Investments SCA†	188,972	15,463
24,000	Royal Bank of Canada	1,230,936	1,400,400
160,000	SLM Corp.†	3,213,184	2,003,200
185,000	Sterling Bancorp	2,911,025	1,859,250
12,000	SunTrust Banks Inc.	251,737	321,480
50,000	T. Rowe Price Group Inc.	1,388,039	2,746,500
100,000	TD Ameritrade Holding Corp.†	1,808,242	1,906,000
2,000	The Allstate Corp.	61,340	64,620
570,000	The Bank of New York Mellon Corp.	16,606,444	17,601,600
15,000	The Charles Schwab Corp.	262,820	280,350
2,000	The Dun & Bradstreet Corp.	20,476	148,840
9,000	The Goldman Sachs Group Inc.	1,174,866	1,535,670
8,000	The Student Loan Corp.	456,932	284,240
36,000	The Travelers Companies Inc.	1,428,424	1,941,840
40,000	Unitrin Inc.	1,156,156	1,122,000
See accompanying notes to financial statements.

6

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
170,000	Waddell & Reed Financial Inc., Cl. A	$3,708,122	$6,126,800
480,000	Wells Fargo & Co.	14,589,727	14,937,600
110,000	Wilmington Trust Corp.	3,068,652	1,822,700
5,000	Zenith National Insurance Corp.	189,000	191,600

		160,268,838	171,056,566

	Food and Beverage — 12.4%
20,000	American Dairy Inc.†	479,386	383,000
30,000	Anheuser-Busch InBev NV	496,266	1,511,183
64,000	Brown-Forman Corp., Cl. A	2,899,384	4,019,200
13,500	Brown-Forman Corp., Cl. B	825,918	802,575
150,000	Campbell Soup Co.	4,421,041	5,302,500
40,000	Coca-Cola Amatil Ltd., ADR	246,845	824,000
16,000	Coca-Cola Femsa SAB de CV, ADR	565,411	1,063,200
200,000	Constellation Brands Inc., Cl. A†	2,611,207	3,288,000
20,000	Corn Products International Inc.	317,298	693,200
136,389	Danone S.A.	6,897,164	8,215,983
295,000	Dean Foods Co.†	5,741,566	4,628,550
50,000	Del Monte Foods Co.	508,821	730,000
62,000	Diageo plc, ADR	2,742,932	4,181,900
100,000	Dr. Pepper Snapple Group Inc.	2,159,483	3,517,000
140,000	Fomento Economico Mexicano SAB de CV, ADR	3,316,409	6,654,200
110,000	General Mills Inc.	5,457,146	7,786,900
800,000	Grupo Bimbo SAB de CV, Cl. A	2,557,333	7,143,464
122,000	H.J. Heinz Co.	4,325,482	5,564,420
125,000	Heineken NV	5,566,367	6,424,066
200,000	ITO EN Ltd.	4,311,208	3,095,518
3,000	Kellogg Co.	92,580	160,290
1,000,700	Kraft Foods Inc., Cl. A	29,536,272	30,261,168
100,000	Nestlé SA	2,083,075	5,121,396
105,000	NISSIN FOODS HOLDINGS CO. LTD.	3,438,629	3,532,196
2,600,000	Parmalat SpA	7,398,007	7,119,992
25,953	PepsiCo Inc.	1,615,574	1,717,050
34,507	Pernod-Ricard SA	2,637,794	2,930,191
40,000	Remy Cointreau SA	2,267,718	2,066,506
150,000	Sapporo Holdings Ltd.	1,005,195	782,971
523,000	The Coca-Cola Co.	25,482,714	28,765,000
80,000	The Hershey Co.	3,371,585	3,424,800
62,076	Tootsie Roll Industries Inc.	1,474,230	1,677,915
320,000	Tyson Foods Inc., Cl. A	4,688,431	6,128,000
28,000	Wimm-Bill-Dann Foods OJSC, ADR	249,970	627,760
135,000	YAKULT HONSHA Co. Ltd.	3,659,573	3,641,780

		145,448,014	173,785,874

	Health Care — 11.1%
45,000	Abbott Laboratories	2,036,200	2,370,600
25,000	Aetna Inc.	870,832	877,750
30,000	Alcon Inc.	4,659,449	4,846,800
125,000	Baxter International Inc.	4,878,406	7,275,000
100,000	Becton, Dickinson and Co.	6,601,932	7,873,000
650,000	Boston Scientific Corp.†	6,603,580	4,693,000
225,000	Bristol-Myers Squibb Co.	5,525,976	6,007,500
280,000	Covidien plc	10,538,875	14,078,400
410,000	Eli Lilly & Co.	17,290,465	14,850,200
11,276	GlaxoSmithKline plc, ADR	515,984	434,352
22,000	Henry Schein Inc.†	566,365	1,295,800
100,000	Hospira Inc.†	3,605,739	5,665,000
312,000	Johnson & Johnson .	19,772,353	20,342,400
17,000	Laboratory Corp. of America Holdings†	1,207,808	1,287,070
105,000	Mead Johnson Nutrition Co.	4,674,992	5,463,150
24,000	Medco Health Solutions Inc.†	613,992	1,549,440
180,000	Merck & Co. Inc.	4,422,633	6,723,000
45,800	Millipore Corp.†	4,817,516	4,836,480
5,000	Nobel Biocare Holding AG	139,480	133,725
145,000	Novartis AG, ADR	7,919,877	7,844,500
35,000	Patterson Companies Inc.	1,211,543	1,086,750
966,700	Pfizer Inc.	20,702,986	16,578,905
72,000	St. Jude Medical Inc.†	2,959,242	2,955,600
740,000	Tenet Healthcare Corp.†	5,076,159	4,232,800
265,000	UnitedHealth Group Inc.	11,318,511	8,657,550
18,000	William Demant Holding A/S†	880,509	1,273,631
44,000	Zimmer Holdings Inc.†	2,690,494	2,604,800

		152,101,898	155,837,203

	Hotels and Gaming — 1.5%
125,000	International Game Technology	2,928,329	2,306,250
1,204,352	Ladbrokes plc	8,974,480	2,905,885
300,000	Las Vegas Sands Corp.†	1,669,152	6,345,000
385,000	MGM Mirage†	4,942,071	4,620,000
80,000	Starwood Hotels & Resorts Worldwide Inc.	1,673,543	3,731,200
15,000	Wynn Resorts Ltd.	579,316	1,137,450

		20,766,891	21,045,785

	Machinery — 1.4%
6,000	Caterpillar Inc.	35,181	377,100
320,400	Deere & Co.	15,974,668	19,050,984
10,009	Mueller Water Products Inc., Cl. A	121,460	47,843

		16,131,309	19,475,927

See accompanying notes to financial statements.

7

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Metals and Mining — 2.2%
500,000	Alcoa Inc.	$10,005,982	$7,120,000
10,000	Carpenter Technology Corp.	327,255	366,000
125,000	Freeport-McMoRan Copper & Gold Inc.	3,080,698	10,442,500
190,000	Newmont Mining Corp.	7,722,899	9,676,700
45,000	Peabody Energy Corp.	1,713,246	2,056,500
2,000	Royal Gold Inc.	88,166	92,420
6,615	Teck Resources Ltd., Cl. B†	533,053	288,203

		23,471,299	30,042,323

	Publishing — 0.1%
5,000	Idearc Inc.† (b)	268	17
6,016	News Corp., Cl. B	70,881	102,332
30,000	The McGraw-Hill Companies Inc.	1,225,693	1,069,500
800	The Washington Post Co., Cl. B	465,710	355,344
3,000	Value Line Inc.	113,776	69,270

		1,876,328	1,596,463

	Real Estate — 0.0%
10,000	Griffin Land & Nurseries Inc.	224,290	290,500

	Retail — 6.0%
7,500	AutoZone Inc.†	1,120,476	1,298,175
33,000	Copart Inc.†	1,043,287	1,174,800
225,000	Costco Wholesale Corp.	11,676,234	13,434,750
410,000	CVS Caremark Corp.	14,818,784	14,989,600
80,000	Ingles Markets Inc., Cl. A	1,547,485	1,202,400
510,000	Macy’s Inc.	8,225,055	11,102,700
170,000	Safeway Inc.	3,593,397	4,226,200
500	Sears Holdings Corp.†	40,733	54,215
270,000	SUPERVALU Inc.	4,774,655	4,503,600
210,000	The Great Atlantic & Pacific Tea Co. Inc.†	3,360,029	1,610,700
100,000	The Home Depot Inc.	2,853,861	3,235,000
65,000	Tractor Supply Co.	2,355,113	3,773,250
234,000	Wal-Mart Stores Inc.	11,089,210	13,010,400
155,000	Walgreen Co.	5,237,292	5,748,950
10,000	Weis Markets Inc.	300,480	363,600
100,000	Whole Foods Market Inc.†	3,392,986	3,615,000

		75,429,077	83,343,340

	Specialty Chemicals — 1.7%
44,000	Albemarle Corp.	576,219	1,875,720
45,000	Ashland Inc.	1,712,728	2,374,650
85,000	E.I. du Pont de Nemours and Co.	3,637,924	3,165,400
260,000	Ferro Corp.†	2,722,418	2,285,400
2,000	FMC Corp.	64,790	121,080
52,500	H.B. Fuller Co.	1,084,497	1,218,525
167,000	International Flavors & Fragrances Inc.	7,707,089	7,960,890
3,500	NewMarket Corp.	13,508	360,465
75,000	Omnova Solutions Inc.†	485,875	588,750
5,000	Quaker Chemical Corp.	90,412	135,550
40,000	Sensient Technologies Corp.	822,757	1,162,400
100,000	The Dow Chemical Co.	3,887,859	2,957,000
4,000	Zep Inc.	17,026	87,520

		22,823,102	24,293,350

	Telecommunications — 5.1%
500,000	3Com Corp.†	3,681,250	3,845,000
375,000	AT&T Inc.	10,014,334	9,690,000
500,000	BCE Inc.	11,268,358	14,675,000
46,000	Belgacom SA	1,592,123	1,796,807
4,495	Bell Aliant Regional Communications Income Fund (a)(b)	117,429	112,458
50,000	BT Group plc	204,914	94,009
20,000	BT Group plc, ADR	617,465	374,200
35,000	CenturyTel Inc.	1,150,298	1,241,100
400,000	Cincinnati Bell Inc.†	2,039,696	1,364,000
380,000	Deutsche Telekom AG, ADR	6,454,129	5,130,000
18,000	France Telecom SA, ADR	508,264	432,540
1,000,000	Qwest Communications International Inc.	4,612,175	5,220,000
2,000,000	Sprint Nextel Corp.†	9,611,438	7,600,000
9,195	Telefonica SA, ADR	161,475	653,765
320,000	Telekom Austria AG	4,947,083	4,473,379
144,500	Telephone & Data Systems Inc.	5,307,372	4,891,325
12,000	TELUS Corp.	185,454	446,611
20,000	TELUS Corp., Non-Voting	937,513	716,400
260,000	Verizon Communications Inc.	9,316,901	8,065,200

		72,727,671	70,821,794

	Transportation — 0.3%
137,600	GATX Corp.	5,017,853	3,942,240

	Wireless Communications — 0.6%
140,000	Cable & Wireless Communications plc	106,768	117,591
140,000	Cable & Wireless Worldwide plc†	166,997	195,454
31,000	Millicom International Cellular SA	2,340,951	2,763,650
2,400	NTT DoCoMo Inc.	3,485,733	3,655,578
60,000	Turkcell Iletisim Hizmetleri A/S, ADR	984,965	903,600

		7,085,414	7,635,873

	TOTAL COMMON STOCKS	1,171,622,641	1,343,253,202

See accompanying notes to financial statements.

8

The Gabelli Equity Income Fund
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

			Market
Shares		Cost	Value
	PREFERRED STOCKS — 0.2%
	Communications Equipment — 0.1%
1,100	Lucent Technologies Capital Trust I, 7.750% Cv. Pfd.	$759,000	$875,600

	Energy and Utilities: Integrated — 0.0%
300	El Paso Corp., 4.990% Cv. Pfd. (a)	293,192	288,213

	Entertainment — 0.0%
3,000	Metromedia International Group Inc., 7.250% Pfd.†	5,310	57,000

	Telecommunications — 0.1%
33,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	918,894	1,288,650

	TOTAL PREFERRED STOCKS	1,976,396	2,509,463

	WARRANTS — 0.0%
	Broadcasting — 0.0%
330	Granite Broadcasting Corp., Ser. A, expire 06/04/12† (b)	0	0
330	Granite Broadcasting Corp., Ser. B, expire 06/04/12† (b)	0	0

	TOTAL WARRANTS	0	0

Principal
Amount
	CORPORATE BONDS — 1.2%
	Automotive: Parts and Accessories — 0.1%
$800,000	Standard Motor Products Inc., Sub. Deb. Cv., 15.000%, 04/15/11	778,286	812,000

	Broadcasting — 0.1%
2,200,000	Sinclair Broadcast Group Inc., Sub. Deb. Cv., 6.000%, 09/15/12	1,974,374	2,095,500
200,000	Young Broadcasting Inc., Sub. Deb., 10.000%, 03/01/11†	154,752	1,400

		2,129,126	2,096,900

	Computer Hardware — 0.1%
2,000,000	SanDisk Corp., Cv., 1.000%, 05/15/13	1,534,633	1,737,500

	Diversified Industrial — 0.5%
6,000,000	Griffon Corp., Sub. Deb. Cv., 4.000%, 01/15/17 (a)	6,000,000	6,510,000

	Energy and Utilities: Electric — 0.0%
100,000	Texas Competitive Electric Holdings Co. LLC, Ser. B (STEP), 10.250%, 11/01/15	65,863	70,000

	Retail — 0.3%
4,400,000	The Great Atlantic & Pacific Tea Co. Inc., Cv., 5.125%, 06/15/11	4,319,698	4,262,500

	Specialty Chemicals — 0.1%
950,000	Ferro Corp., Cv., 6.500%, 08/15/13	530,452	919,125

	TOTAL CORPORATE BONDS	15,358,058	16,408,025

	U.S. GOVERNMENT OBLIGATIONS — 2.5%
	U.S. Treasury Bills — 1.2%
17,611,000	U.S. Treasury Bills, 0.061% to 0.127%††, 04/22/10 to 07/08/10	17,608,963	17,608,828

	U.S. Treasury Cash Management Bills — 1.2%
16,270,000	U.S. Treasury Cash Management Bills, 0.106% to 0.157%††, 06/10/10 to 07/15/10	16,265,321	16,264,732

	U.S. Treasury Notes — 0.1%
1,500,000	U.S. Treasury Note, 4.125%, 08/15/10	1,521,842	1,522,442

	TOTAL U.S. GOVERNMENT OBLIGATIONS	35,396,126	35,396,002

	TOTAL INVESTMENTS — 99.8%	$1,224,353,221	1,397,566,692

	Other Assets and Liabilities (Net) — 0.2%		2,227,310

	NET ASSETS — 100.0%		$1,399,794,002

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the market value of Rule 144A securities amounted to $7,488,875 or 0.54% of net assets.

(b)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2010, the market value of fair valued securities amounted to $112,475 or 0.01% of net assets.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation

STEP	Step coupon bond. The rate disclosed is that in effect at March 31, 2010.
See accompanying notes to financial statements.

9

The Gabelli Equity Income Fund
Statement of Assets and Liabilities
March 31, 2010 (Unaudited)

Assets:
Investments, at value (cost $1,224,353,221)	$1,397,566,692
Foreign currency, at value (cost $1,735)	1,758
Receivable for Fund shares sold	4,002,877
Receivable for investments sold	515,540
Unrealized appreciation on swap contracts	19,586
Dividends and interest receivable	3,011,624
Prepaid expenses	91,647

Total Assets	1,405,209,724

Liabilities:
Payable to custodian	25,651
Payable for Fund shares redeemed	1,756,375
Payable for investments purchased	1,370,688
Payable for investment advisory fees	1,162,534
Payable for distribution fees	307,543
Payable for accounting fees	11,250
Payable for shareholder services fees	471,874
Other accrued expenses	309,807

Total Liabilities	5,415,722

Net Assets applicable to 74,738,339 shares outstanding	$1,399,794,002

Net Assets Consist of:
Paid-in capital	$1,330,283,287
Accumulated distributions in excess of net investment income	(8,246,856)
Accumulated net realized loss on investments, swap contracts, and foreign currency transactions	(95,474,778)
Net unrealized appreciation on investments	173,213,471
Net unrealized appreciation on swap contracts	19,586
Net unrealized depreciation on foreign currency translations	(708)

Net Assets	$1,399,794,002

Shares of Capital Stock:
Class AAA:
Net Asset Value, offering, and redemption price per share ($1,308,769,191 ÷ 69,792,862 shares outstanding, at $0.001 par value; 150,000,000 shares authorized)	$18.75

Class A:
Net Asset Value and redemption price per share ($49,237,612 ÷ 2,633,297 shares outstanding, at $0.001 par value; 50,000,000 shares authorized)	$18.70

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$19.84

Class B:
Net Asset Value and offering price per share ($125,221 ÷ 7,023 shares outstanding, at $0.001 par value; 50,000,000 shares authorized)	$17.83 (a)

Class C:
Net Asset Value and offering price per share ($31,456,041 ÷ 1,764,543 shares outstanding, at $0.001 par value; 50,000,000 shares authorized)	$17.83 (a)

Class I:
Net Asset Value, offering, and redemption price per share ($10,205,937 ÷ 540,614 shares outstanding, at $0.001 par value; 50,000,000 shares authorized)	$18.88

(a)	Redemption price varies based on the length of time held.
Statement of Operations
For the Six Months Ended March 31, 2010 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $179,619)	$13,360,043
Interest	500,548

Total Investment Income	13,860,591

Expenses:
Investment advisory fees	6,312,971
Distribution fees — Class AAA	1,486,452
Distribution fees — Class A	48,173
Distribution fees — Class B	591
Distribution fees — Class C	127,300
Shareholder services fees	718,181
Shareholder communications expenses	193,569
Custodian fees	88,507
Registration expenses	43,663
Legal and audit fees	31,617
Accounting fees	22,500
Directors’ fees	19,595
Interest expense	18
Miscellaneous expenses	50,202

Total Expenses	9,143,339

Less:
Custodian fee credits	(242)

Net Expenses	9,143,097

Net Investment Income	4,717,494

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency:
Net realized loss on investments	(4,147,931)
Net realized gain on swap contracts	69,134
Net realized gain on foreign currency transactions	2,312

Net realized loss on investments, swap contracts, and foreign currency transactions	(4,076,485)

Net change in unrealized appreciation/depreciation:
on investments	127,792,611
on swap contracts	11,034
on foreign currency translations	(4,406)

Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	127,799,239

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency	123,722,754

Net Increase in Net Assets Resulting from Operations	$128,440,248

See accompanying notes to financial statements.

10

The Gabelli Equity Income Fund
Statement of Changes in Net Assets

	Six Months Ended
	March 31, 2010	Year Ended
	(Unaudited)	September 30, 2009
Operations:
Net investment income	$4,717,494	$13,352,410
Net realized loss on investments, swap contracts, and foreign currency transactions	(4,076,485)	(73,688,314)
Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	127,799,239	19,511,806

Net Increase/(Decrease) in Net Assets Resulting from Operations	128,440,248	(40,824,098)

Distributions to Shareholders:
Net investment income
Class AAA	(12,147,847)	(12,708,696)
Class A	(402,852)	(332,367)
Class B	(1,259)	(2,539)
Class C	(275,987)	(263,177)
Class I	(94,325)	(93,966)

	(12,922,270)	(13,400,745)

Return of capital
Class AAA	—	(9,214,213)
Class A	—	(240,977)
Class B	—	(1,841)
Class C	—	(190,811)
Class I	—	(68,128)

	—	(9,715,970)

Total Distributions to Shareholders	(12,922,270)	(23,116,715)

Capital Share Transactions
Class AAA	111,403,056	18,397,736
Class A	14,479,124	8,036,701
Class B	613	(110,470)
Class C	6,253,384	4,589,115
Class I	526,691	6,354,700

Net Increase in Net Assets from Capital Share Transactions	132,662,868	37,267,782

Redemption Fees	2,146	1,178

Net Increase/(Decrease) in Net Assets	248,182,992	(26,671,853)
Net Assets:
Beginning of period	1,151,611,010	1,178,282,863

End of period (including undistributed net investment income of $0 and $0, respectively)	$1,399,794,002	$1,151,611,010

See accompanying notes to financial statements.

11

The Gabelli Equity Income Fund
Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:

														Ratios to Average Net Assets/
		Income from Investment Operations			Distributions									Supplemental Data
			Net
	Net Asset		Realized and	Total		Net					Net Asset		Net Assets
Period	Value,	Net	Unrealized	from	Net	Realized	Return				Value,		End of	Net				Portfolio
Ended	Beginning	Investment	Gain (Loss) on	Investment	Investment	Gain on	of	Total	Redemption		End of	Total	Period	Investment		Operating		Turnover
September 30	of Period	Income(a)	Investments	Operations	Income	Investments	Capital	Distributions	Fees(a)		Period	Return†	(in 000’s)	Income		Expenses††		Rate†††
Class AAA
2010(b)	$17.14	$0.07	$1.72	$1.79	$(0.18)	—	—	$(0.18)	$0.00	(c)	$18.75	10.51%	$1,308,769	0.76	%(d)	1.43	%(d)	8%
2009	18.00	0.21	(0.71)	(0.50)	(0.21)	—	$(0.15)	(0.36)	0.00	(c)	17.14	(2.34)	1,088,655	1.46		1.50		17
2008	22.98	0.18	(4.43)	(4.25)	(0.17)	$(0.40)	(0.16)	(0.73)	0.00	(c)	18.00	(18.95)	1,135,543	0.87		1.43		22
2007	20.23	0.22	3.37	3.59	(0.39)	(0.45)	—	(0.84)	0.00	(c)	22.98	18.19	1,191,351	1.01		1.43		12
2006	18.72	0.38	1.68	2.06	(0.36)	(0.19)	—	(0.55)	0.00	(c)	20.23	11.25	794,375	1.98		1.45		14
2005	16.73	0.24	2.41	2.65	(0.24)	(0.42)	—	(0.66)	0.00	(c)	18.72	16.09	580,081	1.33		1.46		11
Class A
2010(b)	$17.09	$0.07	$1.72	$1.79	$(0.18)	—	—	$(0.18)	$0.00	(c)	$18.70	10.54%	$49,238	0.78	%(d)	1.43	%(d)	8%
2009	17.95	0.21	(0.71)	(0.50)	(0.21)	—	$(0.15)	(0.36)	0.00	(c)	17.09	(2.34)	31,104	1.46		1.50		17
2008	22.91	0.18	(4.41)	(4.23)	(0.17)	$(0.40)	(0.16)	(0.73)	0.00	(c)	17.95	(18.92)	22,979	0.88		1.43		22
2007	20.17	0.22	3.36	3.58	(0.39)	(0.45)	—	(0.84)	0.00	(c)	22.91	18.20	15,313	1.00		1.43		12
2006	18.66	0.39	1.67	2.06	(0.36)	(0.19)	—	(0.55)	0.00	(c)	20.17	11.29	8,379	2.02		1.45		14
2005	16.72	0.20	2.43	2.63	(0.27)	(0.42)	—	(0.69)	0.00	(c)	18.66	15.99	3,644	1.08		1.50		11
Class B
2010(b)	$16.37	$0.00 (c)	$1.64	$1.64	$(0.18)	—	—	$(0.18)	$0.00	(c)	$17.83	10.08%	$125	0.00	%(d)	2.18	%(d)	8%
2009	17.34	0.10	(0.71)	(0.61)	(0.21)	—	$(0.15)	(0.36)	0.00	(c)	16.37	(3.07)	114	0.73		2.25		17
2008	22.32	0.02	(4.27)	(4.25)	(0.17)	$(0.40)	(0.16)	(0.73)	0.00	(c)	17.34	(19.54)	252	0.12		2.18		22
2007	19.82	0.06	3.28	3.34	(0.39)	(0.45)	—	(0.84)	0.00	(c)	22.32	17.28	344	0.29		2.18		12
2006	18.48	0.36	1.53	1.89	(0.36)	(0.19)	—	(0.55)	0.00	(c)	19.82	10.46	352	1.91		2.20		14
2005	16.62	0.04	2.46	2.50	(0.22)	(0.42)	—	(0.64)	0.00	(c)	18.48	15.28	32	0.20		2.22		11
Class C
2010(b)	$16.36	$0.00 (c)	$1.65	$1.65	$(0.18)	—	—	$(0.18)	$0.00	(c)	$17.83	10.15%	$31,456	0.02	%(d)	2.18	%(d)	8%
2009	17.33	0.10	(0.71)	(0.61)	(0.21)	—	$(0.15)	(0.36)	0.00	(c)	16.36	(3.07)	22,919	0.70		2.25		17
2008	22.31	0.03	(4.28)	(4.25)	(0.17)	$(0.40)	(0.16)	(0.73)	0.00	(c)	17.33	(19.55)	18,547	0.13		2.18		22
2007	19.81	0.05	3.29	3.34	(0.39)	(0.45)	—	(0.84)	0.00	(c)	22.31	17.29	17,279	0.24		2.18		12
2006	18.47	0.24	1.65	1.89	(0.36)	(0.19)	—	(0.55)	0.00	(c)	19.81	10.46	8,044	1.26		2.20		14
2005	16.64	0.07	2.43	2.50	(0.25)	(0.42)	—	(0.67)	0.00	(c)	18.47	15.24	3,374	0.37		2.24		11
Class I
2010(b)	$17.23	$0.09	$1.74	$1.83	$(0.18)	—	—	$(0.18)	$0.00	(c)	$18.88	10.68%	$10,206	1.00	%(d)	1.18	%(d)	8%
2009	18.04	0.25	(0.70)	(0.45)	(0.21)	—	$(0.15)	(0.36)	0.00	(c)	17.23	(2.05)	8,819	1.71		1.25		17
2008(e)	21.42	0.19	(3.30)	(3.11)	(0.14)	—	(0.13)	(0.27)	0.00	(c)	18.04	(14.65)	962	1.31	(d)	1.18	(d)	22

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	The ratios include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Historically, the ratios reflected operating expenses before the reduction for Custodian Fee Credits. If the ratios did not reflect a reduction for Custodian Fee Credits, the ratios for the year ended September 30, 2006 would have been 1.46%, 1.46%, 2.21%, and 2.21% for Class AAA, Class A, Class B, and Class C, respectively. For the six months ended March 31, 2010 and the years ended September 30, 2009, 2008, 2007, and 2005, the effect of the Custodian Fee Credits was minimal.

†††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended September 30, 2007, 2006, and 2005 would have been 20%, 34%, and 26%, respectively.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	For the six months ended March 31, 2010, unaudited.

(c)	Amount represents less than $0.005 per share.

(d)	Annualized.

(e)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.
See accompanying notes to financial statements.

12

The Gabelli Equity Income Fund
Notes to Financial Statements (Unaudited)
1. Organization. The Gabelli Equity Income Fund (the “Fund”) is a series of Gabelli Equity Series Funds, Inc. (the “Corporation”), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of three separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is to seek a high level of total return with an emphasis on income. The Fund commenced investment operations on January 2, 1992.
2. Significant Accounting Policies. The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative United States of America (“U.S.”) generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

13

The Gabelli Equity Income Fund
Notes to Financial Statements (Continued) (Unaudited)
dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 3/31/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities: Electric	$16,007,513	—	$0	$16,007,513
Publishing	1,596,446	—	17	1,596,463
Telecommunications	70,709,336	$112,458	—	70,821,794
Other Industries (a)	1,254,827,432	—	—	1,254,827,432

Total Common Stocks	1,343,140,727	112,458	17	1,343,253,202

Preferred Stocks (a)	2,509,463	—	—	2,509,463
Warrants (a)	—	0	—	0
Corporate Bonds	—	16,408,025	—	16,408,025
U.S. Government Obligations	—	35,396,002	—	35,396,002

TOTAL INVESTMENTS IN SECURITIES	$1,345,650,190	$51,916,485	$17	$1,397,566,692

OTHER FINANCIAL INSTRUMENTS:
ASSETS (UNREALIZED APPRECIATION): * EQUITY CONTRACTS
Contract for Difference Swap Agreements	$—	$19,586	$—	$19,586

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

*	Other financial instruments are derivatives not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.

14

The Gabelli Equity Income Fund
Notes to Financial Statements (Continued) (Unaudited)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

								Net change
								in unrealized
								appreciation/
								depreciation
				Change in				during the
	Balance	Accrued	Realized	unrealized	Net	Transfers in	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	and/or out	as of	investments held
	9/30/09	(premiums)	(loss)	depreciation†	(sales)	of Level 3	3/31/10	at 3/31/10†

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$0	$—	$—	$—	$—	$(0)	$—	$—
Energy and Utilities: Electric	0	—	—	—	—	—	0	—
Publishing	—	—	—	(108)	—	125	17	(108)

Total Common Stocks	0	—	—	(108)	—	125	17	(108)

Warrants:
Broadcasting	3	—	—	—	—	(3)	—	—

Total Warrants	3	—	—	—	—	(3)	—	—

TOTAL INVESTMENTS IN SECURITIES	$3	$—	$—	$(108)	$—	$122	$17	$(108)

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
Derivative Financial Instruments.
The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     Swap Agreements. The Fund may enter into equity and contract for difference swap transactions for the purpose of increasing the income of the Fund or hedging or protecting its exposure to interest rate movements and movements in the securities market. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

15

The Gabelli Equity Income Fund
Notes to Financial Statements (Continued) (Unaudited)
Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in the value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.
The Fund has entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc. Details of the swaps at March 31, 2010 are as follows:

Notional	Equity Security	Interest Rate/	Termination	Net Unrealized
Amount	Received	Equity Security Paid	Date	Appreciation
	Market Value	One month LIBOR plus 90 bps plus
	Appreciation on:	Market Value Depreciation on:
$239,892 (140,000 Shares)	Rank Group plc	Rank Group plc	6/25/10	$9,834
170,900 (20,000 Shares)	Rolls-Royce Group plc	Rolls-Royce Group plc	6/25/10	9,752

				$19,586

The Fund’s volume of activity in equity contract for difference swap agreements during the six months ended March 31, 2010 had an average monthly notional amount of approximately $362,974.
As of March 31, 2010, the value of equity contract for difference swap agreements that were held with equity risk exposure can be found in the Statement of Assets and Liabilities under Assets, Unrealized appreciation on swap contracts.
For the six months ended March 31, 2010, the effect of equity contract for difference swap agreements with equity risk exposure can be found in the Statement of Operations, under Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency, Net realized gain on swap contracts and Net change in unrealized appreciation/depreciation on swap contracts.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the six months ended March 31, 2010, the Fund had no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

16

The Gabelli Equity Income Fund
Notes to Financial Statements (Continued) (Unaudited)
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the six months ended March 31, 2010, the Fund had no investments in forward foreign exchange contracts.
Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. At March 31, 2010, there were no open securities sold short.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is at least equal to the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At March 31, 2010, there were no open repurchase agreements.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks

17

The Gabelli Equity Income Fund
Notes to Financial Statements (Continued) (Unaudited)
include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Restricted and Illiquid Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally

18

The Gabelli Equity Income Fund
Notes to Financial Statements (Continued) (Unaudited)
accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.
The tax character of distributions paid during the year ended September 30, 2009 was as follows:

Distributions paid from:
Ordinary income (inclusive of short-term capital gains)	$13,400,745
Return of capital	9,715,970

Total distributions paid	$23,116,715

The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income and capital gains. The actual source of the distribution is determined after the end of the calendar year. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long-term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pay out all of its net realized long-term capital gains as a Capital Gain Dividend. The Fund continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future. The Fund currently intends to pay $0.03 per share on a monthly basis.
Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
At September 30, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $1,899,612 which are available to reduce future required distributions of net capital gains to shareholders through 2017.
The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2010:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$1,241,468,297	$242,953,295	$(86,854,900)	$156,098,395
The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended March 31, 2010, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2010, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended September 30, 2007 through September 30, 2009 remain subject to examination by the Internal Revenue Service and state taxing authorities.

19

The Gabelli Equity Income Fund
Notes to Financial Statements (Continued) (Unaudited)
On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.
The Corporation pays each Director who is not considered an affiliated person an annual retainer of $9,000 plus $1,000 for each Board meeting attended. Each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser, serves as Distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Co. at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the six months ended March 31, 2010, other than short-term securities and U.S. Government obligations, aggregated $220,675,054 and $92,328,464, respectively.
6. Transactions with Affiliates. During the six months ended March 31, 2010, the Fund paid brokerage commissions on security trades of $265,970 to Gabelli & Co. Additionally, Gabelli & Co. informed the Fund that it retained $29,732 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended March 31, 2010, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended March 31, 2010, there were no borrowings under the line of credit.
8. Capital Stock. The Fund offers five classes of shares — Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Co., through selected broker/dealers, or the transfer agent. Class I Shares are offered through Gabelli & Co. and selected broker/dealers to foundations, endowments, institutions, and

20

The Gabelli Equity Income Fund
Notes to Financial Statements (Continued) (Unaudited)
employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Co. Class I Shares were first issued on January 11, 2008.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended March 31, 2010 and the year ended September 30, 2009 amounted to $2,146 and $1,178, respectively. The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.
Transactions in shares of capital stock were as follows:

	Six Months Ended
	March 31, 2010		Year Ended
	(Unaudited)		September 30, 2009
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	12,919,147	$229,825,063	20,754,130	$302,088,224
Shares issued upon reinvestment of distributions	635,703	11,306,518	1,423,010	20,241,888
Shares redeemed	(7,288,798)	(129,728,525)	(21,736,561)	(303,932,376)

Net increase	6,266,052	$111,403,056	440,579	$18,397,736

Class A
Shares sold	1,086,035	$19,332,127	1,152,325	$16,776,961
Shares issued upon reinvestment of distributions	19,926	353,893	36,073	513,106
Shares redeemed	(292,965)	(5,206,896)	(648,443)	(9,253,366)

Net increase	812,996	$14,479,124	539,955	$8,036,701

Class B
Shares sold	—	—	1,088	$13,188
Shares issued upon reinvestment of distributions	74	$1,250	316	4,257
Shares redeemed	(38)	(637)	(8,965)	(127,915)

Net increase/(decrease)	36	$613	(7,561)	$(110,470)

Class C
Shares sold	557,296	$9,494,620	757,678	$10,228,605
Shares issued upon reinvestment of distributions	13,393	227,076	29,522	402,548
Shares redeemed	(207,081)	(3,468,312)	(456,330)	(6,042,038)

Net increase	363,608	$6,253,384	330,870	$4,589,115

Class I
Shares sold	129,225	$2,324,923	675,326	$9,395,435
Shares issued upon reinvestment of distributions	5,230	93,543	5,494	84,446
Shares redeemed	(105,679)	(1,891,775)	(222,311)	(3,125,181)

Net increase	28,776	$526,691	458,509	$6,354,700

21

The Gabelli Equity Income Fund
Notes to Financial Statements (Continued) (Unaudited)
9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

22

The Gabelli Equity Income Fund
Board Consideration and Re-Approval of Advisory Agreement (Unaudited)
During the six months ended March 31, 2010, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the “Independent Board Members”) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.
Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.
Investment Performance. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund against a peer group of equity income funds. The Independent Board Members noted that the Fund’s performance was in or near the top one-third of the funds in its category for the one, three, and five year periods.
Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that the affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.
Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.
Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.
Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of equity income funds and noted that the Adviser’s management fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios were above average within this group. The Independent Board Members also noted that the Fund’s size was average within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members did not compare the management fee with the fee for other types of accounts managed by the Adviser.
Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a good performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable, particularly in light of the Fund’s performance, and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

23

Gabelli Equity Series Funds, Inc.
The Gabelli Equity Income Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	Robert J. Morrissey
Chairman and Chief Executive Officer	Attorney-at-Law
GAMCO Investors, Inc.	Morrissey, Hawkins & Lynch

Anthony J. Colavita	Kuni Nakamura
President	President
Anthony J. Colavita, P.C.	Advanced Polymer, Inc.

Vincent D. Enright	Anthony R. Pustorino
Former Senior Vice President	Certified Public Accountant,
and Chief Financial Officer	Professor Emeritus
KeySpan Corp.	Pace University

John D. Gabelli	Anthonie C. van Ekris
Senior Vice President	Chairman
Gabelli & Company, Inc.	BALMAC International, Inc.

Salvatore J. Zizza
Chairman
Zizza & Co., Ltd.

Officers

Bruce N. Alpert	Agnes Mullady
President and Secretary	Treasurer

Peter D. Goldstein
Chief Compliance Officer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB444Q110SR
The
Gabelli
Equity
Income
Fund
Morningstar® rated The Gabelli Equity Income Fund
Class AAA Shares 5 stars overall and 5 stars
for the three, five and ten year periods ended
March 31, 2010 among 1,115; 1,115; 929;
and 471 Large Value funds, respectively.
SEMI ANNUAL REPORT
MARCH 31, 2010

The Gabelli Woodland Small Cap Value Fund
Semi-Annual Report (a)
March 31, 2010

Elizabeth M. Lilly, CFA
To Our Shareholders,
     For the quarter ended March 31, 2010, the net asset value (“NAV”) per share of The Gabelli Woodland Small Cap Value Fund’s (the “Fund”) Class AAA Shares rose 9.77% versus increases of 8.85% for the Russell 2000 Index, 5.39% for the Standard & Poor’s (“S&P”) 500 Index, and 8.28% for the Value Line Composite Index.
Comparative Results
Average Annual Returns through March 31, 2010 (a)(b) (Unaudited)

									Since
									Inception
	Quarter		1 Year		3 Year		5 Year		(12/31/02)
Gabelli Woodland Small Cap Value Fund Class AAA	9.77%		65.36%		(1.84)%		2.89%		7.18%
Russell 2000 Index	8.85		62.76		(3.99)		3.36		9.61
Class A	9.68		65.13		(1.86)		2.96		7.22
	3.37	(c)	55.63	(c)	(3.83	)(c)	1.71	(c)	6.32 (c)
Class C	9.47		64.10		(2.56)		2.16		6.45
	8.47	(d)	63.10	(d)	(2.56)		2.16		6.45
Class I	9.71		65.68		(1.66)		3.00		7.26
In the current prospectus, the gross expense ratios for Class AAA, A, C, and I Shares are 3.34%, 3.34%, 4.09%, and 3.09%, respectively. The net expense ratios after contractual reimbursements by Gabelli Funds, LLC (the “Adviser”) in place through January 31, 2011 are 2.01%, 2.01%, 2.76%, and 1.76%, respectively. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively. Class AAA and Class I Shares do not have a sales charge.

(a)	The Fund’s fiscal year ends September 30.

(b)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class I Shares on January 11, 2008. The actual performance of Class I Shares would have been higher due to lower expenses associated with this class of shares. Investing in small capitalization securities involves special challenges because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. The Russell 2000 Index of small U.S. companies is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(c)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The Gabelli Woodland Small Cap Value Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from October 1, 2009 through March 31, 2010	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	10/01/09	3/31/10	Ratio	Period*
The Gabelli Woodland Small Cap Value Fund
Actual Fund Return
Class AAA	$1,000.00	$1,124.10	2.01%	$10.64
Class A	$1,000.00	$1,124.40	2.01%	$10.65
Class C	$1,000.00	$1,119.80	2.76%	$14.59
Class I	$1,000.00	$1,126.10	1.76%	$9.33

Hypothetical 5% Return
Class AAA	$1,000.00	$1,014.91	2.01%	$10.10
Class A	$1,000.00	$1,014.91	2.01%	$10.10
Class C	$1,000.00	$1,011.17	2.76%	$13.84
Class I	$1,000.00	$1,016.16	1.76%	$8.85

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of total net assets as of March 31, 2010:
The Gabelli Woodland Small Cap Value Fund

Computer Software and Services	13.4%
Diversified Industrial	12.2%
Business Services	10.8%
Health Care	7.3%
Equipment and Supplies	6.3%
Consumer Products	4.9%
Financial Services	4.7%
Aerospace	4.3%
Energy and Utilities	4.3%
Specialty Chemicals	3.9%
Hotels and Gaming	3.8%
Telecommunications	3.6%
Machinery	3.5%
Automotive: Parts and Accessories	2.7%
Publishing	2.7%
Entertainment	2.5%
Food and Beverage	2.4%
U.S. Government Obligations	2.3%
Retail	1.4%
Restaurants	1.0%
Transportation	1.0%
Airlines	0.9%
Consumer Services	0.7%
Other Assets and Liabilities (Net)	(0.6)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form on Form N-Q, the last of which was filed for the quarter ended December 31, 2009. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities are available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The Gabelli Woodland Small Cap Value Fund
Schedule of Investments — March 31, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 98.3%
	Aerospace — 4.3%
5,300	Herley Industries Inc.†	$75,929	$77,698
5,020	Kaman Corp.	132,222	125,550
3,200	Spirit Aerosystems Holdings Inc., Cl. A†	48,500	74,816

		256,651	278,064

	Airlines — 0.9%
14,800	ExpressJet Holdings Inc.†	57,619	55,796

	Automotive: Parts and Accessories — 2.7%
3,700	ATC Technology Corp.†	65,909	63,492
5,000	Federal-Mogul Corp.†	64,620	91,800
2,000	Midas Inc.†	34,392	22,560

		164,921	177,852

	Business Services — 10.8%
11,700	ACCO Brands Corp.†	82,237	89,622
2,258	Ascent Media Corp., Cl. A†	58,570	61,531
4,890	Deluxe Corp.	77,745	94,964
8,150	Edgewater Technology Inc.†	58,199	26,080
4,000	Intermec Inc.†	98,702	56,720
6,000	Liquidity Services Inc.†	43,736	69,240
15,000	MoneyGram International Inc.†	44,463	57,150
8,800	PRGX Global Inc.†	41,304	51,656
6,933	Safeguard Scientifics Inc.†	53,220	90,129
3,520	The Brink’s Co.	90,591	99,370

		648,767	696,462

	Computer Software and Services — 13.4%
5,500	Dynamics Research Corp.†	49,049	61,985
2,800	Fair Isaac Corp.	42,306	70,952
13,410	Lawson Software Inc.†	99,613	88,640
4,000	Mercury Computer Systems Inc.†	55,272	54,880
2,000	MICROS Systems Inc.†	41,540	65,760
2,340	MTS Systems Corp.	83,850	67,930
15,000	PLATO Learning Inc.†	62,099	83,400
10,000	S1 Corp.†	62,888	59,000
5,500	Schawk Inc.	79,472	99,715
19,000	Tier Technologies Inc., Cl. B†	176,939	151,240
8,800	TransAct Technologies Inc.†	26,149	64,064

		779,177	867,566

	Consumer Products — 4.9%
2,270	Alberto-Culver Co.	49,353	59,360
12,000	Alliance One International Inc.†	58,317	61,080
1,085	Church & Dwight Co. Inc.	32,590	72,641
14,000	Kid Brands Inc.†	69,089	121,100

		209,349	314,181

	Consumer Services — 0.7%
1,020	Brink’s Home Security Holdings Inc.†	29,738	43,401

	Diversified Industrial — 12.2%
2,100	AEP Industries Inc.†	79,468	54,642
4,000	Albany International Corp., CI. A	89,332	86,120
2,400	Bway Holdings Co.†	30,055	48,240
21,000	Digital Ally Inc.†	54,614	38,850
2,500	FormFactor Inc.†	48,962	44,400
14,000	Graphic Packaging Holding Co.†	49,272	50,540
5,957	Griffon Corp.†	51,420	74,224
1,600	L.B. Foster Co., Cl. A†	43,771	46,224
2,900	OSI Systems Inc.†	35,116	81,345
2,000	Raven Industries Inc.	39,770	58,980
12,500	Technitrol Inc.	66,131	66,000
1,600	Texas Industries Inc.	40,337	54,672
8,000	Vishay Intertechnology Inc.†	54,812	81,840

		683,060	786,077

	Energy and Utilities — 4.3%
25,000	Juhl Wind Inc.†	55,425	54,500
6,500	Northern Oil and Gas Inc.†	81,687	103,025
3,170	PICO Holdings Inc.†	106,168	117,892

		243,280	275,417

	Entertainment — 2.5%
2,885	Discovery Communications Inc., Cl. A†	46,101	97,484
6,500	Take-Two Interactive Software Inc.†	63,637	64,025

		109,738	161,509

	Equipment and Supplies — 6.3%
4,700	Actuant Corp., Cl. A	74,495	91,885
16,700	Gerber Scientific Inc.†	65,562	103,707
2,650	Mine Safety Appliances Co.	65,323	74,094
1,930	Powell Industries Inc.†	38,791	62,783
1,550	The Toro Co.	48,979	76,214

		293,150	408,683

	Financial Services — 4.7%
1,430	HMN Financial Inc.†	50,068	7,865
7,700	NewAlliance Bancshares Inc.	112,214	97,174
11,600	Sanders Morris Harris Group Inc.	61,656	71,804
5,600	TCF Financial Corp.	79,527	89,264
1,204	Willis Group Holdings plc	34,764	37,673

		338,229	303,780

	Food and Beverage — 2.4%
5,500	Constellation Brands Inc., Cl. A†	70,563	90,420
1,100	The J.M. Smucker Co.	52,808	66,286

		123,371	156,706

See accompanying notes to financial statements.

4

The Gabelli Woodland Small Cap Value Fund
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Health Care — 7.3%
15,200	AtriCure Inc. †	$67,977	$89,528
1,100	Chemed Corp.	43,216	59,818
64,000	Hooper Holmes Inc.†	65,628	55,680
4,100	Immucor Inc.†	75,134	91,799
8,740	Rochester Medical Corp.†	104,725	112,047
1,480	West Pharmaceutical Services Inc.	60,856	62,086

		417,536	470,958

	Hotels and Gaming — 3.8%
5,370	Gaylord Entertainment Co.†	40,893	157,287
9,400	Pinnacle Entertainment Inc.†	70,361	91,556

		111,254	248,843

	Machinery — 3.5%
4,964	Key Technology Inc.†	52,978	68,255
3,500	Robbins & Myers Inc.	69,482	83,370
900	Valmont Industries Inc.	48,651	74,547

		171,111	226,172

	Publishing — 2.7%
5,900	Dolan Media Co.†	77,159	64,133
4,000	Scholastic Corp.	47,550	112,000

		124,709	176,133

	Restaurants — 1.0%
8,000	Famous Dave’s of America Inc.†	49,700	64,400

	Retail — 1.4%
800	J. Crew Group Inc.†	9,599	36,720
3,900	Penske Automotive Group Inc.†	64,036	56,238

		73,635	92,958

	Specialty Chemicals — 3.9%
1,260	FMC Corp.	48,289	76,280
2,850	H.B. Fuller Co.	63,386	66,149
11,000	PolyOne Corp.†	64,769	112,640

		176,444	255,069

	Telecommunications — 3.6%
7,400	HickoryTech Corp.	56,094	65,342
3,900	j2 Global Communications Inc.†	82,334	91,260
6,200	MasTec Inc.†	76,308	78,182

		214,736	234,784

	Transportation — 1.0%
1,700	Bristow Group Inc.†	45,028	64,141

	TOTAL COMMON STOCKS	5,321,203	6,358,952

Principal			Market
Amount		Cost	Value
	U.S. GOVERNMENT OBLIGATIONS — 2.3%
$149,000	U.S. Treasury Bill, 0.091%††, 05/20/10	$148,982	$148,982

	TOTAL INVESTMENTS — 100.6%	$5,470,185	6,507,934

	Other Assets and Liabilities (Net) — (0.6)%		(38,021)

	NET ASSETS — 100.0%		$6,469,913

†	Non-income producing security.

††	Represents annualized yield at date of purchase.
See accompanying notes to financial statements.

5

The Gabelli Woodland Small Cap Value Fund
Statement of Assets and Liabilities
March 31, 2010 (Unaudited)

Assets:
Investments, at value (cost $5,470,185)	$6,507,934
Receivable for investments sold	123,913
Receivable for Fund shares sold	2,442
Dividends receivable	2,780
Prepaid expenses	23,517

Total Assets	6,660,586

Liabilities:
Payable to custodian	45,287
Payable for investments purchased	86,778
Payable for Fund shares redeemed	20,615
Payable for investment advisory fees	92
Payable for distribution fees	1,422
Payable for legal and audit fees	16,890
Payable for shareholder communications expenses	11,510
Other accrued expenses	8,079

Total Liabilities	190,673

Net Assets applicable to 729,432 shares outstanding	$6,469,913

Net Assets Consist of:
Paid-in capital	$6,679,409
Accumulated net investment loss	(42,262)
Accumulated net realized loss on investments	(1,204,983)
Net unrealized appreciation on investments	1,037,749

Net Assets	$6,469,913

Shares of Capital Stock:
Class AAA:
Net Asset Value, offering, and redemption price per share ($6,181,436 ÷ 696,037 shares outstanding, at $0.001 par value; 100,000,000 shares authorized)	$8.88

Class A:
Net Asset Value and redemption price per share ($65,122 ÷ 7,274 shares outstanding, at $0.001 par value; 50,000,000 shares authorized)	$8.95

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$9.50

Class C:
Net Asset Value and offering price per share ($136,337 ÷ 16,380 shares outstanding, at $0.001 par value; 50,000,000 shares authorized)	$8.32 (a)

Class I:
Net Asset Value, offering, and redemption price per share ($87,018 ÷ 9,741 shares outstanding, at $0.001 par value; 50,000,000 shares authorized)	$8.93

(a) Redemption price varies based on the length of time held.
Statement of Operations For the Six Months Ended March 31, 2010 (Unaudited)

Investment Income:
Dividends	$16,589
Interest	99

Total Investment Income	16,688

Expenses:
Investment advisory fees	29,197
Distribution fees – Class AAA	6,992
Distribution fees – Class A	71
Distribution fees – Class C	621
Registration expenses	15,367
Shareholder communications expenses	10,653
Legal and audit fees	10,232
Shareholder services fees	5,896
Custodian fees	5,110
Interest expense	171
Directors’ fees	93
Miscellaneous expenses	3,124

Total Expenses	87,527

Less:
Fees waived and expenses reimbursed by Adviser (See Note 3)	(28,577)

Net Expenses	58,950

Net Investment Loss	(42,262)

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments	299,393
Net change in unrealized appreciation on investments	459,198

Net Realized and Unrealized Gain on Investments	758,591

Net Increase in Net Assets Resulting from Operations	$716,329

See accompanying notes to financial statements.

6

The Gabelli Woodland Small Cap Value Fund
Statement of Changes in Net Assets

	Six Months Ended
	March 31, 2010		Year Ended
	(Unaudited)		September 30, 2009
Operations:
Net investment loss	$(42,262)		$(50,257)
Net realized gain/(loss) on investments	299,393		(1,491,355)
Net change in unrealized appreciation on investments	459,198		509,146

Net Increase/(Decrease) in Net Assets Resulting from Operations	716,329		(1,032,466)

Distributions to Shareholders:
Net realized gain
Class AAA	—		(301,983)
Class A	—		(2,225)
Class B	—		(7)
Class C	—		(6,124)
Class I	—		(3,246)

Total Distributions to Shareholders	—		(313,585)

Capital Share Transactions:
Class AAA	33,936		(556,713)
Class A	7,621		5,845
Class B	(154)	*	7
Class C	—		(2,199)
Class I	18,830		(3,163)

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	60,233		(556,223)

Redemption Fees	—		7

Net Increase/(Decrease) in Net Assets	776,562		(1,902,267)

Net Assets:
Beginning of period	5,693,351		7,595,618

End of period (including undistributed net investment income of $0 and $0, respectively)	$6,469,913		$5,693,351

*	Class B Shares were fully redeemed on February 2, 2010.
See accompanying notes to financial statements.

7

The Gabelli Woodland Small Cap Value Fund
Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:

		Income from											Ratios to Average Net Assets/
		Investment Operations			Distributions								Supplemental Data
			Net												Expenses		Expenses
	Net Asset	Net	Realized and	Total		Net				Net Asset		Net Assets	Net		Net of		Before
Period	Value,	Investment	Unrealized	from	Net	Realized				Value,		End of	Investment		Waivers/		Waivers/		Portfolio
Ended	Beginning	Income	Gain (Loss) on	Investment	Investment	Gain on	Total	Redemption		End of	Total	Period	Income		Reimburse-		Reimburse-		Turnover
September 30	of Period	(Loss)(a)(b)	Investments	Operations	Income	Investments	Distributions	Fees(a)		Period	Return†	(in 000’s)	(Loss)(b)		ments(c)††		ments(d)†††		Rate††††
Class AAA
2010(e)	$7.90	$(0.06)	$1.04	$0.98	—	—	—	—		$8.88	12.41%	$6,182	(1.43	)%(g)	2.01	%(g)	2.98	%(g)	32%
2009	9.30	(0.07)	(0.92)	(0.99)	—	$(0.41)	$(0.41)	$0.00	(f)	7.90	(8.99)	5,462	(1.04)		2.01		3.34		62
2008	12.61	(0.08)	(1.43)	(1.51)	—	(1.80)	(1.80)	0.00	(f)	9.30	(13.20)	7,327	(0.80)		2.01		2.52		58
2007	13.35	0.05	2.44	2.49	$(0.06)	(3.17)	(3.23)	0.00	(f)	12.61	20.71	9,040	0.38		2.01		2.33		51
2006	14.64	(0.12)	0.07	(0.05)	—	(1.24)	(1.24)	0.00	(f)	13.35	(0.35)	9,137	(0.84)		2.01		2.31		59
2005	12.79	(0.11)	2.69	2.58	—	(0.73)	(0.73)	0.00	(f)	14.64	20.67	11,839	(0.78)		2.00		2.98		35
Class A
2010(e)	$7.96	$(0.06)	$1.05	$0.99	—	—	—	—		$8.95	12.44%	$65	(1.44	)%(g)	2.01	%(g)	2.98	%(g)	32%
2009	9.37	(0.07)	(0.93)	(1.00)	—	$(0.41)	$(0.41)	$0.00	(f)	7.96	(9.04)	50	(1.06)		2.01		3.34		62
2008	12.69	(0.08)	(1.44)	(1.52)	—	(1.80)	(1.80)	0.00	(f)	9.37	(13.19)	51	(0.80)		2.01		2.52		58
2007	13.36	0.13	2.39	2.52	$(0.02)	(3.17)	(3.19)	0.00	(f)	12.69	20.94	65	1.00		2.01		2.33		51
2006	14.65	(0.12)	0.07	(0.05)	—	(1.24)	(1.24)	0.00	(f)	13.36	(0.36)	100	(0.83)		2.01		2.31		59
2005	12.79	(0.09)	2.68	2.59	—	(0.73)	(0.73)	0.00	(f)	14.65	20.76	108	(0.68)		2.00		3.16		35
Class B(h)
2009	$9.20	$(0.12)	$(0.91)	$(1.03)	—	$(0.41)	$(0.41)	—		$7.76	(9.56)%	$0.1	(1.80	)%(g)	2.76	%(g)	4.09	%(g)	62%
2008	12.60	(0.16)	(1.44)	(1.60)	—	(1.80)	(1.80)	—		9.20	(14.04)	0.1	(1.68)		2.76		3.27		58
2007	13.37	(0.09)	2.49	2.40	—	(3.17)	(3.17)	$0.00	(f)	12.60	19.73	0.1	(0.68)		2.76		3.07		51
2006	14.77	(0.25)	0.09	(0.16)	—	(1.24)	(1.24)	0.00	(f)	13.37	(1.19)	0.1	(1.77)		2.76		3.06		59
2005	12.98	(0.21)	2.73	2.52	—	(0.73)	(0.73)	0.00	(f)	14.77	19.86	0.1	(1.50)		2.75		3.86		35
Class C
2010(e)	$7.43	$(0.08)	$0.97	$0.89	—	—	—	—		$8.32	11.98%	$136	(2.18	)%(g)	2.76	%(g)	3.73	%(g)	32%
2009	8.84	(0.11)	(0.89)	(1.00)	—	$(0.41)	$(0.41)	$0.00	(f)	7.43	(9.61)	122	(1.78)		2.76		4.09		62
2008	12.16	(0.15)	(1.37)	(1.52)	—	(1.80)	(1.80)	0.00	(f)	8.84	(13.86)	146	(1.58)		2.76		3.27		58
2007	13.00	(0.03)	2.36	2.33	—	(3.17)	(3.17)	0.00	(f)	12.16	19.84	295	(0.26)		2.76		3.08		51
2006	14.39	(0.21)	0.06	(0.15)	—	(1.24)	(1.24)	0.00	(f)	13.00	(1.11)	425	(1.58)		2.76		3.06		59
2005	12.66	(0.20)	2.66	2.46	—	(0.73)	(0.73)	0.00	(f)	14.39	19.91	189	(1.46)		2.75		3.86		35
Class I
2010(e)	$7.93	$(0.05)	$1.05	$1.00	—	—	—	—		$8.93	12.61%	$87	(1.18	)%(g)	1.76	%(g)	2.73	%(g)	32%
2009	9.31	(0.05)	(0.92)	(0.97)	—	$(0.41)	$(0.41)	$0.00	(f)	7.93	(8.76)	59	(0.79)		1.76		3.09		62
2008(i)	9.41	(0.03)	(0.07)	(0.10)	—	—	—	0.00	(f)	9.31	(1.06)	72	(0.44	)(g)	1.76	(g)	2.27	(g)	58

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††	The ratios include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Historically, the ratios reflected operating expenses before the reduction for Custodian Fee Credits. If the ratios did not reflect a reduction for Custodian Fee Credits, the ratios for the year ended September 30, 2005 would have been 2.01% (Class AAA and Class A), 2.75% (Class B), and 2.76% (Class C), respectively. For the years ended September 30, 2008, 2007, and 2006, the effect of the Custodian Fee Credits was minimal. For the six months ended March 31, 2010 and the year ended September 30, 2009, there were no custodian fee credits.

†††	The ratios include a reduction for Custodian Fee Credits. Historically, the ratios reflected operating expenses before the reduction for Custodian Fee Credits. If the ratios did not reflect a reduction for Custodian Fee Credits, the ratios for the year ended September 30, 2005 would have been 2.99% (Class AAA), 3.17% (Class A), and 3.87% (Class B and Class C), respectively. For the years ended September 30, 2008, 2007, and 2006, the effect of the Custodian Fee Credits was minimal. For the six months ended March 31, 2010 and the year ended September 30, 2009, there were no custodian fee credits.

††††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended September 30, 2007, 2006, and 2005 would have been as shown.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Due to capital share activity throughout the year, net investment income per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.

(c)	The Fund incurred interest expense during the six months ended March 31, 2010 and the years ended September 30, 2009, 2008, 2007, and 2006. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00%, 2.00%, 2.00%, 2.00%, and 2.00% (Class AAA and Class A), 2.75%, 2.75%, 2.75%, 2.75%, and 2.75% (Class B and Class C), 1.75%, 1.75%, and 1.75% (Class I), respectively.

(d)	During the period, expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

(e)	For the six months ended March 31, 2010, unaudited.

(f)	Amount represents less than $0.005 per share.

(g)	Annualized.

(h)	Class B Shares were fully redeemed on February 2, 2010.

(i)	From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.
See accompanying notes to financial statements.

8

The Gabelli Woodland Small Cap Value Fund
Notes to Financial Statements (Unaudited)
1. Organization. The Gabelli Woodland Small Cap Value Fund (the “Fund”) is a series of Gabelli Equity Series Funds, Inc. (the “Corporation”), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of three separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund’s Adviser currently characterizes small capitalization companies for the Fund as those with a total market value at the time of investment not greater than that of the largest company in the Russell 2000 Index or $3.0 billion, whichever is less. The Fund commenced investment operations on December 31, 2002.
2. Significant Accounting Policies. The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative United States of America (“U.S.”) generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

9

The Gabelli Woodland Small Cap Value Fund
Notes to Financial Statements (Continued) (Unaudited)
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of March 31, 2010 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 — Quoted Prices*	$6,358,952
Level 2 — Other Significant Observable Inputs*	148,982

Total	$6,507,934

*	Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Investments (“SOI”).
Level 2 consists of U.S. Government Obligations. Please refer to the SOI for the industry classifications of these portfolio holdings.
There were no Level 3 investments held at March 31, 2010 or September 30, 2009.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is at least equal to the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At March 31, 2010, there were no open repurchase agreements.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover,

10

The Gabelli Woodland Small Cap Value Fund
Notes to Financial Statements (Continued) (Unaudited)
securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.
The tax character of distributions paid during the year ended September 30, 2009 was as follows:

Distributions paid from:
Net long-term capital gains	$313,533
Return of capital	52

Total distributions paid	$313,585

11

The Gabelli Woodland Small Cap Value Fund
Notes to Financial Statements (Continued) (Unaudited)
Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
At September 30, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $279,715, which are available to reduce future required distributions of net capital gains to shareholders through 2017.
Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended September 30, 2009, the Fund deferred capital losses of $1,211,435.
The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2010:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$5,477,199	$1,328,899	$(298,164)	$1,030,735
The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended March 31, 2010, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2010, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended September 30, 2007 through September 30, 2009 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.
The Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses (exclusive of brokerage fees, interest, taxes, and extraordinary expenses) at 2.00%, 2.00%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I Shares, respectively, through January 31, 2011. For the six months ended March 31, 2010, the Adviser reimbursed the Fund in the amount of $28,577. The Fund is obliged to repay the Adviser for a period of two years following the year in which the Adviser reimbursed the

12

The Gabelli Woodland Small Cap Value Fund
Notes to Financial Statements (Continued) (Unaudited)
Fund only to the extent that the operating expenses of the Fund fall below the applicable expense limitations. At March 31, 2010, the cumulative amount which the Fund may repay the Adviser is $133,224:

For the year ended September 30, 2008, expiring September 30, 2010	$41,151
For the year ended September 30, 2009, expiring September 30, 2011	63,496
For the six months ended March 31, 2010, expiring September 30, 2012	28,577

$133,224

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $9,000 plus $1,000 for each Board meeting attended. Each Director is reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser, serves as Distributor of the Fund. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to Gabelli & Co. at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the six months ended March 31, 2010, other than short-term securities and U.S. Government obligations, aggregated $1,781,707 and $1,795,836, respectively.
6. Transactions with Affiliates. During the six months ended March 31, 2010, Gabelli & Co. informed the Fund that it retained $59 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended March 31, 2010, there were no borrowings under the line of credit.
8. Capital Stock. The Fund offers four classes of shares — Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Co., through selected broker/dealers, or the transfer agent. Class I Shares are offered through Gabelli & Co. and selected broker/dealers to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares were fully redeemed on February 2, 2010. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class I Shares were first issued on January 11, 2008.

13

The Gabelli Woodland Small Cap Value Fund
Notes to Financial Statements (Continued) (Unaudited)
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the year ended September 30, 2009 amounted to $7. For the six months ended March 31, 2010 there were no redemption fees retained.
The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.
Transactions in shares of capital stock were as follows:

	Six Months Ended
	March 31, 2010		Year Ended
	(Unaudited)		September 30, 2009
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	35,788	$292,565	157,059	$959,441
Shares issued upon reinvestment of distributions	—	—	50,701	290,012
Shares redeemed	(31,374)	(258,629)	(304,082)	(1,806,166)

Net increase/(decrease)	4,414	$33,936	(96,322)	$(556,713)

Class A
Shares sold	970	$7,621	463	$3,620
Shares issued upon reinvestment of distributions	—	—	386	2,225

Net increase	970	$7,621	849	$5,845

Class B*
Shares issued upon reinvestment of distributions	—	—	2	$7
Shares redeemed	(19)	$(154)	—	—

Net increase/(decrease)	(19)	$(154)	2	$7

Class C
Shares sold	—	—	9,388	$50,275
Shares issued upon reinvestment of distributions	—	—	1,132	6,124
Shares redeemed	—	—	(10,624)	(58,598)

Net decrease	—	—	(104)	$(2,199)

Class I
Shares sold	2,814	$23,431	4,217	$27,230
Shares issued upon reinvestment of distributions	—	—	567	3,246
Shares redeemed	(553)	(4,601)	(5,044)	(33,639)

Net increase/(decrease)	2,261	$18,830	(260)	$(3,163)

*	Class B Shares were fully redeemed on February 2, 2010.
9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

14

The Gabelli Woodland Small Cap Value Fund
Notes to Financial Statements (Continued) (Unaudited)
10. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

The Gabelli Woodland Small Cap Value Fund
Board Consideration and Re-Approval of Advisory Agreement (Unaudited)
During the six months ended March 31, 2010, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the “Independent Board Members”) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.
Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.
Investment Performance. The Independent Board Members reviewed the performance of the Fund over various periods against a peer group of small cap value and core funds. The Independent Board Members noted that the Fund’s performance was in the third quartile for the one, three, and five year periods. The Independent Board Members also noted that the Fund’s performance had improved relative to its peers over time.
Profitability. The Independent Board Members reviewed summary data regarding the lack of profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.
Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members agreed that economies of scale were not an issue for this small and slow growing Fund that has been unprofitable to the Adviser.
Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.
Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of small cap value and core funds and noted that the Adviser’s management fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios after waivers were above and the Fund’s size was far below average within this group and that the Adviser had been waiving substantial portions of its fees in order to make the Fund a more attractive investment. The Independent Board Members also noted that the management fee structure before waivers was the same as that in effect for most of the Gabelli funds. The Independent Board Members did not compare the management fee with the fee for other types of accounts managed by the Adviser.
Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an improving performance record during its limited life. The Independent Board Members also concluded that the Fund’s expense ratios were reasonable in light of the lack of profitability to the Adviser of managing the Fund, and that economies of scale were not a factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

16

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Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI FAMILY OF FUNDS

VALUE
Gabelli Asset Fund
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Blue Chip Value Fund
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund’s objective is to identify a catalyst or sequence of events that will return the company to a higher value. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
GAMCO Westwood Equity Fund
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Susan M. Byrne
FOCUSED VALUE
Gabelli Value Fund
Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
SMALL CAP VALUE
Gabelli Small Cap Fund
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood SmallCap Equity Fund
Seeks to invest primarily in smaller capitalization equity securities — market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Nicholas F. Galluccio
Gabelli Woodland Small Cap Value Fund
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Elizabeth M. Lilly, CFA
GROWTH
GAMCO Growth Fund
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Howard F. Ward, CFA
GAMCO International Growth Fund
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)
Portfolio Manager: Caesar Bryan
AGGRESSIVE GROWTH
GAMCO Global Growth Fund
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
MICRO-CAP
GAMCO Westwood Mighty MitesSM Fund
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
EQUITY INCOME
Gabelli Equity Income Fund
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood Balanced Fund
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)
Co-Portfolio Managers: Susan M. Byrne
Mark Freeman, CFA
GAMCO Westwood Income Fund
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
SPECIALTY EQUITY
GAMCO Global Convertible Securities Fund
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)
Team Managed
GAMCO Global Opportunity Fund
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
Gabelli SRI Green Fund
Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages,organic living,and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)
Co-Portfolio Managers: Christopher C. Desmarais
John M. Segrich, CFA
SECTOR
GAMCO Global Telecommunications Fund
Seeks to invest in telecommunications companies throughout the world — targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
GAMCO Gold Fund
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)
Portfolio Manager: Caesar Bryan
Gabelli Utilities Fund
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)
Team Managed
MERGER AND ARBITRAGE
Gabelli ABC Fund
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Enterprise Mergers and Acquisitions Fund
Seeks to invest in securities believed to be likely acquisition targets within 12—18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
CONTRARIAN
GAMCO Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Henry Van der Eb, CFA
Comstock Capital Value Fund
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)
Portfolio Manager: Martin Weiner, CFA
FIXED INCOME
GAMCO Westwood Intermediate Bond Fund
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)
Portfolio Manager: Mark Freeman, CFA
CASH MANAGEMENT-MONEY MARKET
Gabelli U.S. Treasury Money Market Fund
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)
Co-Portfolio Managers: Judith A. Raneri
Ronald S. Eaker
An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

To receive a prospectus, call 800-GABELLI (422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

Gabelli Equity Series Funds, Inc.
The Gabelli Woodland Small Cap Value Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	Robert J. Morrissey
Chairman and Chief Executive Officer	Attorney-at-Law
GAMCO Investors, Inc.	Morrissey, Hawkins & Lynch

Anthony J. Colavita	Kuni Nakamura
President	President
Anthony J. Colavita, P.C.	Advanced Polymer, Inc.

Vincent D. Enright	Anthony R. Pustorino
Former Senior Vice President	Certified Public Accountant,
and Chief Financial Officer	Professor Emeritus
KeySpan Corp.	Pace University

John D. Gabelli	Anthonie C. van Ekris
Senior Vice President	Chairman
Gabelli & Company, Inc.	BALMAC International, Inc.

Salvatore J. Zizza
Chairman
Zizza & Co., Ltd.

Officers and Portfolio Manager

Elizabeth M. Lilly, CFA	Bruce N. Alpert
Portfolio Manager	President and Secretary

Peter D. Goldstein	Agnes Mullady
Chief Compliance Officer	Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The Gabelli Woodland Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB840Q110SR
The
Gabelli
Woodland
Small Cap
Value
Fund
SEMI ANNUAL REPORT
MARCH 31, 2010

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Gabelli Equity Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 6/1/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 6/1/10

By (Signature and Title)*	/s/ Joseph H. Egan Joseph H. Egan, Principal Financial Officer

Date 6/1/10

* Print the name and title of each signing officer under his or her signature.